Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 89.0%
Financial - 25.2%
Goldman Sachs Group, Inc.	5,786	$5,085,039
American Express Co.	5,785	2,140,161
Visa, Inc. — Class A	5,785	2,028,857
JPMorgan Chase & Co.	5,785	1,864,043
Travelers Companies, Inc.	5,785	1,677,997
Total Financial		12,796,097
Technology - 17.1%
Microsoft Corp.	5,785	2,797,742
International Business Machines Corp.	5,785	1,713,575
Apple, Inc.	5,785	1,572,710
Salesforce, Inc.	5,785	1,532,504
NVIDIA Corp.	5,785	1,078,902
Total Technology		8,695,433
Consumer, Non-cyclical - 13.5%
UnitedHealth Group, Inc.	5,785	1,909,686
Amgen, Inc.	5,785	1,893,489
Johnson & Johnson	5,785	1,197,206
Procter & Gamble Co.	5,785	829,048
Merck & Company, Inc.	5,785	608,929
Coca-Cola Co.	5,785	404,429
Total Consumer, Non-cyclical		6,842,787
Industrial - 13.1%
Caterpillar, Inc.	5,785	3,314,053
Boeing Co.*	5,785	1,256,039
Honeywell International, Inc.	5,785	1,128,596
3M Co.	5,785	926,178
Total Industrial		6,624,866
Consumer, Cyclical - 9.4%
Home Depot, Inc.	5,785	1,990,618
McDonald’s Corp.	5,785	1,768,070
Walmart, Inc.	5,785	644,507
NIKE, Inc. — Class B	5,785	368,562
Total Consumer, Cyclical		4,771,757
Communications - 5.3%
Amazon.com, Inc.*	5,785	1,335,294
Walt Disney Co.	5,785	658,159
Cisco Systems, Inc.	5,785	445,619
Verizon Communications, Inc.	5,785	235,623
Total Communications		2,674,695
Basic Materials - 3.7%
Sherwin-Williams Co.	5,785	1,874,514
Energy - 1.7%
Chevron Corp.	5,785	881,692
Total Common Stocks
(Cost $28,778,342)		45,161,841

	Face Amount
U.S. TREASURY BILLS†† - 5.2%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$2,628,000	2,622,812
Total U.S. Treasury Bills
(Cost $2,622,473)		2,622,812

REPURCHASE AGREEMENTS††,3 - 2.1%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	523,556	523,556
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	523,556	523,556
Total Repurchase Agreements
(Cost $1,047,112)		1,047,112
Total Investments - 96.3%
(Cost $32,447,927)		$48,831,765
Other Assets & Liabilities, net - 3.7%		1,870,651
Total Net Assets - 100.0%		$50,702,416

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	165	Mar 2026	$39,878,850	$(276,842)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	67	$3,209,022	$128,492
Barclays Bank plc	Dow Jones Industrial Average	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	273	13,104,485	(5,659)
							$16,313,507	$122,833

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,161,841	$—	$—	$45,161,841
U.S. Treasury Bills	—	2,622,812	—	2,622,812
Repurchase Agreements	—	1,047,112	—	1,047,112
Equity Index Swap Agreements**	—	128,492	—	128,492
Total Assets	$45,161,841	$3,798,416	$—	$48,960,257

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$276,842	$—	$—	$276,842
Equity Index Swap Agreements**	—	5,659	—	5,659
Total Liabilities	$276,842	$5,659	$—	$282,501

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	$54,000	$53,894
Total U.S. Treasury Bills
(Cost $53,887)		53,894

REPURCHASE AGREEMENTS††,3 - 77.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,187,709	1,187,709
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,187,709	1,187,709
Total Repurchase Agreements
(Cost $2,375,418)		2,375,418
Total Investments - 79.2%
(Cost $2,429,305)		$2,429,312
Other Assets & Liabilities, net - 20.8%		637,176
Total Net Assets - 100.0%		$3,066,488

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	2	Mar 2026	$483,380	$5,256

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.31% (SOFR + 0.60%)	At Maturity	01/22/26	93	$4,492,884	$28,734
BNP Paribas	Dow Jones Industrial Average	Receive	4.14% (Federal Funds Rate + 0.50%)	At Maturity	01/22/26	25	1,185,207	(23,930)
							$5,678,091	$4,804

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$53,894	$—	$53,894
Repurchase Agreements	—	2,375,418	—	2,375,418
Equity Futures Contracts**	5,256	—	—	5,256
Equity Index Swap Agreements**	—	28,734	—	28,734
Total Assets	$5,256	$2,458,046	$—	$2,463,302

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$23,930	$—	$23,930

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 87.8%
Technology - 43.0%
NVIDIA Corp.	622,128	$116,026,872
Apple, Inc.	378,304	102,845,726
Microsoft Corp.	190,284	92,025,148
Broadcom, Inc.	120,903	41,844,528
Palantir Technologies, Inc. — Class A*	161,454	28,698,448
Advanced Micro Devices, Inc.*	115,068	24,642,963
Micron Technology, Inc.	79,539	22,701,226
Lam Research Corp.	88,775	15,196,505
Applied Materials, Inc.	56,307	14,470,336
Intuit, Inc.	19,668	13,028,476
QUALCOMM, Inc.	75,697	12,947,972
Intel Corp.*	337,139	12,440,429
KLA Corp.	9,287	11,284,448
Texas Instruments, Inc.	64,221	11,141,701
Adobe, Inc.*	29,586	10,354,804
Analog Devices, Inc.	34,608	9,385,690
Crowdstrike Holdings, Inc. — Class A*	17,737	8,314,396
ASML Holding N.V. — Class G	6,201	6,634,202
Synopsys, Inc.*	13,128	6,166,484
Cadence Design Systems, Inc.*	19,239	6,013,726
Marvell Technology, Inc.	60,933	5,178,086
Autodesk, Inc.*	14,984	4,435,414
Fortinet, Inc.*	52,561	4,173,869
Western Digital Corp.	24,166	4,163,077
Seagate Technology Holdings plc	15,095	4,157,012
NXP Semiconductor N.V.	17,789	3,861,280
Electronic Arts, Inc.	17,678	3,612,146
Roper Technologies, Inc.	7,608	3,386,549
Take-Two Interactive Software, Inc.*	13,060	3,343,752
Workday, Inc. — Class A*	15,055	3,233,513
Datadog, Inc. — Class A*	23,002	3,128,042
Monolithic Power Systems, Inc.	3,386	3,068,935
Strategy, Inc. — Class A*	18,923	2,875,350
Paychex, Inc.	25,437	2,853,523
Cognizant Technology Solutions Corp. — Class A	34,113	2,831,379
Zscaler, Inc.*	11,272	2,535,298
Microchip Technology, Inc.	38,199	2,434,040
Atlassian Corp. — Class A*	11,877	1,925,737
ARM Holdings plc ADR*	9,779	1,068,943
Total Technology		628,430,025
Communications - 24.7%
Amazon.com, Inc.*	273,690	63,173,126
Meta Platforms, Inc. — Class A	75,189	49,631,507
Alphabet, Inc. — Class A	148,953	46,622,289
Alphabet, Inc. — Class C	138,430	43,439,334
Netflix, Inc.*	299,490	28,080,182
Cisco Systems, Inc.	279,260	21,511,398
T-Mobile US, Inc.	79,055	16,051,327
AppLovin Corp. — Class A*	21,741	14,649,521
Shopify, Inc. — Class A*	86,413	13,909,901
Booking Holdings, Inc.	2,278	12,199,442
Palo Alto Networks, Inc.*	49,263	9,074,245
Comcast Corp. — Class A	256,880	7,678,143
MercadoLibre, Inc.*	3,583	7,217,093
DoorDash, Inc. — Class A*	28,720	6,504,505
PDD Holdings, Inc. ADR*	47,208	5,352,915
Warner Bros Discovery, Inc.*	175,141	5,047,564
Thomson Reuters Corp.	31,441	4,146,754
Airbnb, Inc. — Class A*	30,059	4,079,607
Charter Communications, Inc. — Class A*	9,147	1,909,436
Total Communications		360,278,289
Consumer, Non-cyclical - 8.2%
Intuitive Surgical, Inc.*	25,056	14,190,716
PepsiCo, Inc.	96,643	13,870,203
Amgen, Inc.	38,060	12,457,418
Gilead Sciences, Inc.	87,690	10,763,071
Vertex Pharmaceuticals, Inc.*	17,933	8,130,105
Automatic Data Processing, Inc.	28,586	7,353,177
Regeneron Pharmaceuticals, Inc.	7,300	5,634,651
Cintas Corp.	28,404	5,341,940
Monster Beverage Corp.*	69,055	5,294,447
Mondelez International, Inc. — Class A	91,201	4,909,350
PayPal Holdings, Inc.	66,131	3,860,728
IDEXX Laboratories, Inc.*	5,644	3,818,335
AstraZeneca plc ADR	41,257	3,792,756
Alnylam Pharmaceuticals, Inc.*	9,338	3,713,256
Coca-Cola Europacific Partners plc	32,385	2,937,320
Keurig Dr Pepper, Inc.	96,024	2,689,632
GE HealthCare Technologies, Inc.	32,196	2,640,716
Insmed, Inc.*	15,074	2,623,479
Verisk Analytics, Inc. — Class A	9,851	2,203,570
Kraft Heinz Co.	83,660	2,028,755
Dexcom, Inc.*	27,567	1,829,622
Total Consumer, Non-cyclical		120,083,247
Consumer, Cyclical - 7.6%
Tesla, Inc.*	113,254	50,932,589
Costco Wholesale Corp.	31,323	27,011,076
Starbucks Corp.	80,370	6,767,958
Marriott International, Inc. — Class A	18,967	5,884,322
O’Reilly Automotive, Inc.*	59,660	5,441,588
Ross Stores, Inc.	22,987	4,140,878
PACCAR, Inc.	37,121	4,065,121
Fastenal Co.	81,142	3,256,228
Copart, Inc.*	68,419	2,678,604
Total Consumer, Cyclical		110,178,364
Industrial - 1.5%
Honeywell International, Inc.	44,873	8,754,274
CSX Corp.	131,614	4,771,007
Ferrovial SE	51,861	3,350,739
Axon Enterprise, Inc.*	5,578	3,167,914
Old Dominion Freight Line, Inc.	14,780	2,317,504
Total Industrial		22,361,438
Utilities - 1.3%
Constellation Energy Corp.	22,072	7,797,375
American Electric Power Company, Inc.	37,749	4,352,837
Exelon Corp.	71,406	3,112,588

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 87.8% (continued)
Utilities - 1.3% (continued)
Xcel Energy, Inc.	41,809	$3,088,013
Total Utilities		18,350,813
Basic Materials - 1.0%
Linde plc	33,005	14,072,600
Energy - 0.4%
Baker Hughes Co.	69,745	3,176,187
Diamondback Energy, Inc.	20,251	3,044,333
Total Energy		6,220,520
Financial - 0.1%
CoStar Group, Inc.*	29,962	2,014,645
Total Common Stocks
(Cost $749,524,637)		1,281,989,941

	Face Amount
U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$75,268,000	75,119,415
3.69% due 02/24/26[2,3]	35,000,000	34,817,942
3.51% due 03/19/26[2,3]	12,900,000	12,803,958
Total U.S. Treasury Bills
(Cost $122,716,577)		122,741,315

FEDERAL AGENCY DISCOUNT NOTES†† - 1.7%
Federal Home Loan Bank
3.49% due 01/02/26[2]	25,000,000	24,997,569
Total Federal Agency Discount Notes
(Cost $24,997,569)		24,997,569

FEDERAL AGENCY NOTES†† - 0.5%
Federal Home Loan Bank
3.71% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	7,000,000	6,999,972
Total Federal Agency Notes
(Cost $7,000,000)		6,999,972

REPURCHASE AGREEMENTS††,4 - 1.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	12,940,710	12,940,710
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	12,940,709	12,940,709
Total Repurchase Agreements
(Cost $25,881,419)		25,881,419
Total Investments - 100.2%
(Cost $930,120,202)		$1,462,610,216
Other Assets & Liabilities, net - (0.2)%		(2,333,022)
Total Net Assets - 100.0%		$1,460,277,194

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	3,000	Mar 2026	$1,527,300,000	$(5,973,218)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	2,149	$54,272,553	$1,605,090
BNP Paribas	NASDAQ-100 Index	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	1,711	43,200,241	1,042,507
Barclays Bank plc	NASDAQ-100 Index	Pay	4.71% (SOFR + 1.00%)	At Maturity	01/22/26	844	21,305,159	514,142
							$118,777,953	$3,161,739

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,281,989,941	$—	$—	$1,281,989,941
U.S. Treasury Bills	—	122,741,315	—	122,741,315
Federal Agency Discount Notes	—	24,997,569	—	24,997,569
Federal Agency Notes	—	6,999,972	—	6,999,972
Repurchase Agreements	—	25,881,419	—	25,881,419
Equity Index Swap Agreements**	—	3,161,739	—	3,161,739
Total Assets	$1,281,989,941	$183,782,014	$—	$1,465,771,955

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$5,973,218	$—	$—	$5,973,218

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 29.4%
Federal Home Loan Bank
3.76% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	$1,000,000	$1,000,233
3.71% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	600,000	599,997
Federal Farm Credit Bank
3.68% (Fed Funds Effective Rate + 0.04%, Rate Floor: 0.00%) due 01/06/26◊	1,500,000	1,500,000
Total Federal Agency Notes
(Cost $3,100,003)		3,100,230

U.S. TREASURY BILLS†† - 19.0%
U.S. Treasury Bills
3.75% due 02/17/26[1]	1,000,000	995,485
3.50% due 01/22/26[1,2]	616,000	614,784
3.51% due 03/19/26[1,3]	400,000	397,022
Total U.S. Treasury Bills
(Cost $2,006,777)		2,007,291

REPURCHASE AGREEMENTS††,4 - 44.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	2,339,287	2,339,287
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	2,339,287	2,339,287
Total Repurchase Agreements
(Cost $4,678,574)		4,678,574
Total Investments - 92.7%
(Cost $9,785,354)		$9,786,095
Other Assets & Liabilities, net - 7.3%		775,414
Total Net Assets - 100.0%		$10,561,509

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	20	Mar 2026	$10,182,000	$11,752

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.29% (Federal Funds Rate + 0.65%)	At Maturity	01/21/26	222	$5,602,209	$67,775
BNP Paribas	NASDAQ-100 Index	Receive	4.14% (Federal Funds Rate + 0.50%)	At Maturity	01/22/26	59	1,500,945	(13,317)
Barclays Bank plc	NASDAQ-100 Index	Receive	4.36% (SOFR + 0.65%)	At Maturity	01/22/26	151	3,804,766	(33,776)
							$10,907,920	$20,682

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,100,230	$—	$3,100,230
U.S. Treasury Bills	—	2,007,291	—	2,007,291
Repurchase Agreements	—	4,678,574	—	4,678,574
Equity Futures Contracts**	11,752	—	—	11,752
Equity Index Swap Agreements**	—	67,775	—	67,775
Total Assets	$11,752	$9,853,870	$—	$9,865,622

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$47,093	$—	$47,093

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0%
Financial - 6.8%
UMB Financial Corp.	361	$41,529
CareTrust REIT, Inc.	1,117	40,391
Cadence Bank	928	39,755
American Healthcare REIT, Inc.[1]	840	39,530
Old National Bancorp	1,740	38,819
Jackson Financial, Inc. — Class A	344	36,688
Essent Group Ltd.	471	30,620
Terreno Realty Corp. REIT	508	29,825
Piper Sandler Cos.	87	29,555
Essential Properties Realty Trust, Inc. REIT[1]	987	29,274
Ryman Hospitality Properties, Inc. REIT	307	29,048
Valley National Bancorp	2,410	28,149
Glacier Bancorp, Inc.	638	28,104
Hancock Whitney Corp.	421	26,809
United Bankshares, Inc.	695	26,688
Home BancShares, Inc.	936	26,002
Kite Realty Group Trust REIT	1,081	25,912
Compass, Inc. — Class A*	2,438	25,770
Moelis & Co. — Class A	369	25,365
Selective Insurance Group, Inc.	302	25,268
Atlantic Union Bankshares Corp.	709	25,028
Ameris Bancorp	329	24,435
Radian Group, Inc.	674	24,257
Cipher Mining, Inc.*	1,612	23,793
Macerich Co. REIT	1,262	23,296
Axos Financial, Inc.*	270	23,263
StoneX Group, Inc.*	243	23,117
Sabra Health Care REIT, Inc.[1]	1,181	22,368
Phillips Edison & Company, Inc. REIT	628	22,338
StepStone Group, Inc. — Class A	347	22,267
Riot Platforms, Inc.*	1,733	21,957
Hut 8 Corp.*	476	21,867
Lemonade, Inc.*	301	21,425
Associated Banc-Corp.	827	21,303
Independence Realty Trust, Inc. REIT	1,187	20,749
Core Scientific, Inc.*	1,408	20,501
Texas Capital Bancshares, Inc.*	226	20,462
CNO Financial Group, Inc.	478	20,301
Eastern Bankshares, Inc.	1,101	20,291
First Financial Bankshares, Inc.	668	19,953
PennyMac Financial Services, Inc.	145	19,117
PJT Partners, Inc. — Class A	114	19,061
HA Sustainable Infrastructure Capital, Inc.	606	19,047
Flagstar Bank North America	1,510	19,011
United Community Banks, Inc.	608	18,982
Enova International, Inc.*	120	18,864
Upstart Holdings, Inc.*,1	426	18,629
Cushman & Wakefield Ltd.*	1,150	18,619
Tanger, Inc. REIT	555	18,520
ServisFirst Bancshares, Inc.	256	18,378
Genworth Financial, Inc. — Class A*	2,020	18,241
Independent Bank Corp.	248	18,124
International Bancshares Corp.	271	18,005
National Health Investors, Inc. REIT	234	17,871
Outfront Media, Inc. REIT	735	17,713
Palomar Holdings, Inc.*	131	17,654
Fulton Financial Corp.	907	17,532
Terawulf, Inc.*	1,507	17,315
Bread Financial Holdings, Inc.	227	16,805
BankUnited, Inc.	375	16,714
MARA Holdings, Inc.*,1	1,847	16,586
Renasant Corp.	469	16,518
Broadstone Net Lease, Inc. REIT	943	16,380
First BanCorp	790	16,377
SL Green Realty Corp. REIT	357	16,376
BGC Group, Inc. — Class A	1,828	16,324
Cathay General Bancorp	330	15,969
NMI Holdings, Inc. — Class A*	388	15,827
COPT Defense Properties REIT	566	15,735
WesBanco, Inc.	470	15,623
First Interstate BancSystem, Inc. — Class A	449	15,535
WSFS Financial Corp.	278	15,357
PotlatchDeltic Corp. REIT	382	15,196
Blackstone Mortgage Trust, Inc. — Class A REIT	790	15,113
Community Financial System, Inc.	263	15,107
LXP Industrial Trust REIT	290	14,378
Bancorp, Inc.*	210	14,179
Cleanspark, Inc.*	1,379	13,956
Victory Capital Holdings, Inc. — Class A	220	13,880
Bank of Hawaii Corp.	199	13,606
Simmons First National Corp. — Class A	717	13,515
Seacoast Banking Corporation of Florida	430	13,511
Acadia Realty Trust REIT	656	13,474
Apple Hospitality REIT, Inc.	1,132	13,414
McGrath RentCorp	122	12,801
Newmark Group, Inc. — Class A	735	12,745
Artisan Partners Asset Management, Inc. — Class A	311	12,670
Provident Financial Services, Inc.	640	12,640
Mercury General Corp.	134	12,604
WaFd, Inc.	387	12,396
Banc of California, Inc.	638	12,307
Urban Edge Properties REIT	632	12,128
CVB Financial Corp.	649	12,071
TowneBank	361	12,047
First Financial Bancorp	474	11,859
Four Corners Property Trust, Inc. REIT	509	11,738
FB Financial Corp.	210	11,718
Dave, Inc.*	51	11,292
Park National Corp.	74	11,261
Curbline Properties Corp. REIT	484	11,234

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Financial - 6.8% (continued)
St. Joe Co.	189	$11,221
SiriusPoint Ltd.*	509	11,142
Customers Bancorp, Inc.*	151	11,041
BancFirst Corp.	104	11,026
InvenTrust Properties Corp. REIT	388	10,945
Beacon Financial Corp.	414	10,917
Trustmark Corp.	279	10,867
First Merchants Corp.	286	10,719
LendingClub Corp.*	563	10,663
Banner Corp.	169	10,590
NBT Bancorp, Inc.	254	10,546
Webull Corp.*	1,356	10,536
Marex Group plc	272	10,434
Bank of NT Butterfield & Son Ltd.	207	10,313
Dynex Capital, Inc. REIT	730	10,227
First BanCorp Puerto Rico	201	10,209
First Busey Corp.	420	9,992
HCI Group, Inc.	52	9,968
ARMOUR Residential REIT, Inc.	562	9,942
Walker & Dunlop, Inc.	164	9,865
Enterprise Financial Services Corp.	182	9,828
Stewart Information Services Corp.	138	9,696
Horace Mann Educators Corp.	203	9,375
Skyward Specialty Insurance Group, Inc.*	182	9,302
DiamondRock Hospitality Co. REIT	1,024	9,175
Douglas Emmett, Inc. REIT	826	9,078
OFG Bancorp	219	8,975
Cohen & Steers, Inc.	140	8,789
Burford Capital Ltd.	979	8,733
Pagseguro Digital Ltd. — Class A	905	8,724
First Commonwealth Financial Corp.	517	8,717
Goosehead Insurance, Inc. — Class A	118	8,691
Northwest Bancshares, Inc.	721	8,652
Baldwin Insurance Group, Inc. — Class A*	359	8,627
Stock Yards Bancorp, Inc.[1]	131	8,508
Global Net Lease, Inc. REIT	985	8,471
City Holding Co.	71	8,463
Farmer Mac — Class C	47	8,252
Sunstone Hotel Investors, Inc. REIT	904	8,082
Pathward Financial, Inc.	113	8,023
Nicolet Bankshares, Inc.	66	8,006
LTC Properties, Inc. REIT	226	7,770
Elme Communities REIT	437	7,604
Arbor Realty Trust, Inc. REIT[1]	973	7,550
Alexander & Baldwin, Inc. REIT	363	7,492
WisdomTree, Inc.	614	7,485
S&T Bancorp, Inc.	190	7,476
Nelnet, Inc. — Class A	56	7,446
Anywhere Real Estate, Inc.*	524	7,420
NETSTREIT Corp. REIT[1]	418	7,373
Coastal Financial Corp.*	64	7,334
Hilltop Holdings, Inc.	216	7,331
Getty Realty Corp. REIT	265	7,253
TriCo Bancshares	153	7,248
Lakeland Financial Corp.	127	7,247
Stellar Bancorp, Inc.	234	7,240
National Bank Holdings Corp. — Class A	188	7,146
Triumph Financial, Inc.*,1	114	7,140
German American Bancorp, Inc.	180	7,052
QCR Holdings, Inc.	84	6,997
Trupanion, Inc.*	184	6,876
Apollo Commercial Real Estate Finance, Inc. REIT	694	6,718
Xenia Hotels & Resorts, Inc. REIT	472	6,674
Pebblebrook Hotel Trust REIT[1]	584	6,611
Innovative Industrial Properties, Inc. REIT	138	6,536
Hope Bancorp, Inc.	596	6,532
Sila Realty Trust, Inc. REIT	276	6,434
Ellington Financial, Inc. REIT	471	6,396
Acadian Asset Management, Inc.	136	6,392
Hamilton Insurance Group Ltd. — Class B*	229	6,389
UMH Properties, Inc. REIT	398	6,332
ProAssurance Corp.*	260	6,282
Ladder Capital Corp. — Class A REIT	567	6,231
ConnectOne Bancorp, Inc.	237	6,214
Live Oak Bancshares, Inc.	180	6,183
Dime Community Bancshares, Inc.	203	6,108
Encore Capital Group, Inc.*,1	112	6,087
Westamerica BanCorp	125	5,979
Kennedy-Wilson Holdings, Inc.	617	5,966
1st Source Corp.	94	5,874
Safety Insurance Group, Inc.	75	5,843
Centerspace REIT	86	5,738
Origin Bancorp, Inc.	152	5,717
F&G Annuities & Life, Inc.	184	5,676
Bank First Corp.[1]	46	5,604
Two Harbors Investment Corp. REIT	533	5,596
PennyMac Mortgage Investment Trust REIT	445	5,585
Veris Residential, Inc. REIT	375	5,580
Preferred Bank/Los Angeles CA	59	5,571
Enact Holdings, Inc.	140	5,550
Orchid Island Capital, Inc. REIT	762	5,486
Fidelis Insurance Holdings Ltd.	278	5,440
Diversified Healthcare Trust REIT	1,120	5,432
Perella Weinberg Partners	311	5,380
Peoples Bancorp, Inc.	178	5,345
Piedmont Realty Trust, Inc. — Class A REIT	634	5,288
Virtus Investment Partners, Inc.	32	5,221
Miami International Holdings, Inc.*	117	5,192

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Financial - 6.8% (continued)
Bitdeer Technologies Group — Class A*	458	$5,134
RLJ Lodging Trust REIT	682	5,081
JBG SMITH Properties REIT	297	5,052
Chimera Investment Corp. REIT	406	5,047
American Assets Trust, Inc. REIT	265	5,016
OceanFirst Financial Corp.	279	5,008
Tompkins Financial Corp.	69	5,004
Old Second Bancorp, Inc.	255	4,972
Smartstop Self Storage REIT, Inc.	158	4,889
MFA Financial, Inc. REIT	525	4,888
Patria Investments Ltd. — Class A	307	4,878
Employers Holdings, Inc.	111	4,792
Univest Financial Corp.	141	4,616
Byline Bancorp, Inc.	158	4,606
Empire State Realty Trust, Inc. — Class A REIT	704	4,590
Community Trust Bancorp, Inc.	81	4,576
Plymouth Industrial REIT, Inc. REIT	209	4,573
Merchants Bancorp	132	4,496
Southside Bancshares, Inc.	147	4,467
Navient Corp.	338	4,394
Universal Insurance Holdings, Inc.	130	4,394
Resolute Holdings Management, Inc.*	21	4,335
Easterly Government Properties, Inc. REIT	203	4,302
Burke & Herbert Financial Services Corp.	69	4,299
Capitol Federal Financial, Inc.	628	4,277
Brookfield Business Corp. — Class A	118	4,234
Franklin BSP Realty Trust, Inc. REIT	418	4,193
Hanmi Financial Corp.	153	4,136
First Mid Bancshares, Inc.	106	4,134
Heritage Financial Corp.	174	4,115
Central Pacific Financial Corp.	131	4,082
eXp World Holdings, Inc.	445	4,027
Apartment Investment and Management Co. — Class A REIT	673	3,998
Northeast Bank	38	3,949
TrustCo Bank Corporation NY	95	3,926
NB Bancorp, Inc.	198	3,924
Safehold, Inc. REIT	286	3,915
Root, Inc. — Class A*	54	3,900
Mercantile Bank Corp.	81	3,896
United Fire Group, Inc.	107	3,889
Amalgamated Financial Corp.	119	3,812
Business First Bancshares, Inc.	145	3,790
Horizon Bancorp, Inc.	222	3,765
CNB Financial Corp.	143	3,742
Camden National Corp.	86	3,731
AMERISAFE, Inc.	97	3,726
Cannae Holdings, Inc.	235	3,697
Amerant Bancorp, Inc.	189	3,687
BrightSpire Capital, Inc. REIT	658	3,685
Heritage Commerce Corp.	306	3,675
Esquire Financial Holdings, Inc.	36	3,675
PRA Group, Inc.*	201	3,556
Mechanics Bancorp — Class A	241	3,526
HomeTrust Bancshares, Inc.	82	3,521
Metropolitan Bank Holding Corp.	46	3,513
First Financial Corp.	58	3,504
Redwood Trust, Inc. REIT	629	3,478
NexPoint Residential Trust, Inc. REIT	115	3,461
CBL & Associates Properties, Inc. REIT	93	3,441
Orrstown Financial Services, Inc.	95	3,365
Independent Bank Corp.	103	3,351
Heritage Insurance Holdings, Inc.*	114	3,336
Marcus & Millichap, Inc.	122	3,329
MidWestOne Financial Group, Inc.	83	3,195
Whitestone REIT — Class B	230	3,195
Equity Bancshares, Inc. — Class A	71	3,170
Adamas Trust, Inc. REIT	434	3,168
Mid Penn Bancorp, Inc.	102	3,164
Financial Institutions, Inc.	101	3,148
Eagle Bancorp, Inc.	142	3,042
Bit Digital, Inc.*	1,608	3,039
LendingTree, Inc.*	57	3,026
Capital City Bank Group, Inc.	71	3,022
TPG RE Finance Trust, Inc. REIT	349	3,005
Northrim BanCorp, Inc.	112	2,980
Republic Bancorp, Inc. — Class A	43	2,967
Hudson Pacific Properties, Inc. REIT*	268	2,902
Southern Missouri Bancorp, Inc.	49	2,897
Washington Trust Bancorp, Inc.	98	2,896
Aspen Insurance Holdings Ltd. — Class A*	78	2,894
Five Star Bancorp	80	2,862
NerdWallet, Inc. — Class A*	211	2,859
CTO Realty Growth, Inc. REIT	155	2,854
Invesco Mortgage Capital, Inc. REIT	336	2,826
Shore Bancshares, Inc.	157	2,776
Hippo Holdings, Inc.*	91	2,737
SmartFinancial, Inc.	74	2,737
Summit Hotel Properties, Inc. REIT	560	2,727
P10, Inc. — Class A	277	2,718
Great Southern Bancorp, Inc.	44	2,709
Armada Hoffler Properties, Inc. REIT	408	2,701
First Community Bankshares, Inc.	80	2,698
Peakstone Realty Trust REIT	188	2,698
Metrocity Bankshares, Inc.	100	2,654
Arrow Financial Corp.	84	2,638
Slide Insurance Holdings, Inc.*	135	2,630

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Financial - 6.8% (continued)
Alerus Financial Corp.	115	$2,590
Universal Health Realty Income Trust REIT	66	2,588
Brandywine Realty Trust REIT	878	2,564
South Plains Financial, Inc.	66	2,561
GCM Grosvenor, Inc. — Class A	226	2,558
ACNB Corp.	52	2,514
Third Coast Bancshares, Inc.*	66	2,509
Flushing Financial Corp.	164	2,488
Gladstone Commercial Corp. REIT	233	2,486
Farmers National Banc Corp.	186	2,478
Firstsun Capital Bancorp*	64	2,409
Alexander’s, Inc. REIT	11	2,397
KKR Real Estate Finance Trust, Inc. REIT	291	2,392
Bar Harbor Bankshares	77	2,391
Forge Global Holdings, Inc.*	52	2,317
Bowhead Specialty Holdings, Inc.*	81	2,312
Carter Bankshares, Inc.*	117	2,300
Community Healthcare Trust, Inc. REIT	140	2,299
FTAI Infrastructure, Inc.	498	2,296
Peoples Financial Services Corp.	47	2,289
Peapack-Gladstone Financial Corp.	82	2,284
Hingham Institution For Savings[1]	8	2,272
First Business Financial Services, Inc.	41	2,226
Midland States Bancorp, Inc.	105	2,223
Diamond Hill Investment Group, Inc.	13	2,203
International Money Express, Inc.*	143	2,196
Northfield Bancorp, Inc.	192	2,195
Global Medical REIT, Inc.	65	2,193
Tiptree, Inc. — Class A	120	2,192
Kearny Financial Corp.	292	2,164
Columbia Financial, Inc.*	139	2,160
ChoiceOne Financial Services, Inc.	73	2,155
California BanCorp	115	2,147
Sierra Bancorp	64	2,092
Southern First Bancshares, Inc.*	40	2,061
Home Bancorp, Inc.	35	2,023
First Foundation, Inc.*	324	1,996
Saul Centers, Inc. REIT	63	1,986
Real Brokerage, Inc.*	541	1,975
Greenlight Capital Re Ltd. — Class A*	135	1,968
NET Lease Office Properties REIT	76	1,960
Bank of Marin Bancorp	75	1,951
Unity Bancorp, Inc.	37	1,914
Community West Bancshares	85	1,912
One Liberty Properties, Inc. REIT	94	1,907
Farmland Partners, Inc. REIT	193	1,870
Bridgewater Bancshares, Inc.*	106	1,858
Postal Realty Trust, Inc. — Class A REIT	114	1,840
World Acceptance Corp.*	13	1,825
Regional Management Corp.	47	1,821
First Bank/Hamilton NJ	110	1,811
Atlanticus Holdings Corp.*	27	1,808
RBB Bancorp	86	1,775
Investors Title Co.	7	1,747
Abacus Global Management, Inc.	204	1,744
Civista Bancshares, Inc.	78	1,733
Red River Bancshares, Inc.	24	1,714
Northpointe Bancshares, Inc.	102	1,712
West BanCorp, Inc.	77	1,709
Octave Specialty Group, Inc.*	218	1,696
Capital Bancorp, Inc.	60	1,690
MBIA, Inc.*	233	1,668
Donegal Group, Inc. — Class A	83	1,658
Bankwell Financial Group, Inc.	36	1,649
Compass Diversified Holdings	343	1,646
SITE Centers Corp. REIT	256	1,644
Ponce Financial Group, Inc.*	100	1,635
Chatham Lodging Trust REIT	238	1,621
Farmers & Merchants Bancorp Incorporated/Archbold OH	65	1,607
Ready Capital Corp. REIT[1]	737	1,607
Gladstone Land Corp. REIT	174	1,592
American Coastal Insurance Corp.	125	1,579
GBank Financial Holdings, Inc.*	46	1,559
BayCom Corp.	53	1,558
Onity Group, Inc.*	34	1,557
Citizens & Northern Corp.	76	1,533
Colony Bankcorp, Inc.	86	1,533
MVB Financial Corp.	59	1,524
Industrial Logistics Properties Trust REIT	273	1,512
HBT Financial, Inc.	58	1,499
Primis Financial Corp.	107	1,488
First Bancorp, Inc.	55	1,454
Service Properties Trust REIT	788	1,450
Claros Mortgage Trust, Inc. REIT*	471	1,441
Northeast Community Bancorp, Inc.	63	1,424
Blue Ridge Bankshares, Inc.	328	1,401
FS Bancorp, Inc.	34	1,400
Orange County Bancorp, Inc.	49	1,399
City Office REIT, Inc.	199	1,391
Timberland Bancorp, Inc.	38	1,360
FRP Holdings, Inc.*	59	1,345
Waterstone Financial, Inc.	81	1,341
FrontView REIT, Inc.	90	1,328
Citizens Financial Services, Inc.	23	1,311
OppFi, Inc.	124	1,297
Ares Commercial Real Estate Corp. REIT[1]	270	1,291
John Marshall Bancorp, Inc.	64	1,279
Middlefield Banc Corp.	37	1,278
Parke Bancorp, Inc.	51	1,277
NewtekOne, Inc.	111	1,260

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Financial - 6.8% (continued)
Investar Holding Corp.	47	$1,256
Kingsway Financial Services, Inc.*	92	1,237
Norwood Financial Corp.	44	1,234
PCB Bancorp	56	1,212
TPG Mortgage Investment Trust, Inc. REIT	142	1,210
Plumas Bancorp	27	1,207
Blue Foundry Bancorp*	97	1,206
James River Group Holdings, Inc.	188	1,196
Western New England Bancorp, Inc.	94	1,186
RMR Group, Inc. — Class A	79	1,177
Chemung Financial Corp.	21	1,172
FB Bancorp, Inc.*	91	1,169
C&F Financial Corp.	16	1,161
First United Corp.	31	1,161
LCNB Corp.	69	1,131
First Community Corp.	38	1,127
First Western Financial, Inc.*	42	1,126
Citizens, Inc.*	231	1,116
FVCBankcorp, Inc.	80	1,113
Chicago Atlantic Real Estate Finance, Inc. REIT	88	1,079
National Bankshares, Inc.	32	1,073
Alpine Income Property Trust, Inc. REIT	64	1,070
Franklin Financial Services Corp.	21	1,054
Oak Valley Bancorp	35	1,052
Hawthorn Bancshares, Inc.	30	1,046
Fidelity D&D Bancorp, Inc.	24	1,045
Ames National Corp.	45	1,033
First National Corp.	40	1,010
AlTi Global, Inc.*	217	1,007
First Capital, Inc.	17	1,006
Velocity Financial, Inc.*	48	996
Selectquote, Inc.*	701	988
Sky Harbour Group Corp.*	108	969
Virginia National Bankshares Corp.	24	956
Kingstone Companies, Inc.	56	942
Princeton Bancorp, Inc.	27	937
Crawford & Co. — Class A	83	934
Eagle Financial Services, Inc.	23	915
LINKBANCORP, Inc.	110	909
Oportun Financial Corp.*	171	905
Bank7 Corp.	22	902
Paysign, Inc.*	175	901
First Savings Financial Group, Inc.	28	892
Douglas Elliman, Inc.*	374	886
Citizens Community Bancorp, Inc.	49	873
Jefferson Capital, Inc.	39	871
Braemar Hotels & Resorts, Inc. REIT	301	864
loanDepot, Inc. — Class A*	416	861
Legacy Housing Corp.*	44	859
Medallion Financial Corp.[1]	83	854
OP Bancorp	60	847
CB Financial Services, Inc.	24	837
Commercial Bancgroup, Inc.*	34	835
First Internet Bancorp	40	835
American Integrity Insurance Group, Inc.*	40	833
Finwise Bancorp*	46	825
Stratus Properties, Inc.*	34	822
Better Home & Finance Holding Co.*,1	25	814
Meridian Corp.	46	809
BRT Apartments Corp. REIT	55	808
Greene County Bancorp, Inc.	36	800
BV Financial, Inc.*	44	798
Pioneer Bancorp, Inc.*	57	768
Peoples Bancorp of North Carolina, Inc.	21	760
Ohio Valley Banc Corp.	19	760
Eagle Bancorp Montana, Inc.	38	756
Seaport Entertainment Group, Inc.*	38	751
MainStreet Bancshares, Inc.	36	733
United Security Bancshares	71	715
NexPoint Diversified Real Estate Trust REIT	186	712
RE/MAX Holdings, Inc. — Class A*	93	706
Security National Financial Corp. — Class A*	78	703
Modiv Industrial, Inc. REIT	48	691
BankFinancial Corp.	57	684
ECB Bancorp, Inc.*	39	678
eHealth, Inc.*	147	676
Ategrity Specialty Holdings LLC*	32	672
SB Financial Group, Inc.	30	668
ACRES Commercial Realty Corp. REIT*	31	662
Seven Hills Realty Trust REIT	74	659
Westwood Holdings Group, Inc.	38	654
Richmond Mutual BanCorp, Inc.	46	646
BCB Bancorp, Inc.	79	638
SR Bancorp, Inc.	40	630
Silvercrest Asset Management Group, Inc. — Class A	41	623
Landmark Bancorp Incorporated/Manhattan KS	23	602
Finward Bancorp	17	598
Rithm Property Trust, Inc. REIT	36	594
Maui Land & Pineapple Company, Inc.*	35	593
Transcontinental Realty Investors, Inc.*	10	586
Finance of America Companies, Inc. — Class A*	23	557
Hanover Bancorp, Inc.	24	555
Nexpoint Real Estate Finance, Inc. REIT	39	549
Angel Oak Mortgage REIT, Inc.	63	542
CoastalSouth Bancshares, Inc.*	23	535
Riverview Bancorp, Inc.	104	522

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Financial - 6.8% (continued)
CF Bankshares, Inc.	20	$499
Sunrise Realty Trust, Inc. REIT	52	490
Strawberry Fields REIT, Inc.	37	485
Sound Financial Bancorp, Inc.	11	480
NI Holdings, Inc.*	35	466
Union Bankshares, Inc.	19	451
Consumer Portfolio Services, Inc.*,1	47	439
Chain Bridge Bancorp, Inc. — Class A*	12	416
Patriot National Bancorp, Inc.*	224	408
Franklin Street Properties Corp. REIT	387	366
Lument Finance Trust, Inc. REIT	233	329
Rhinebeck Bancorp, Inc.*	23	276
SWK Holdings Corp.	16	275
Clipper Realty, Inc. REIT	71	271
Advanced Flower Capital, Inc. REIT	93	265
Bakkt Holdings, Inc.*	26	261
Siebert Financial Corp.*	72	253
Mobile Infrastructure Corp.*	73	186
American Realty Investors, Inc.*	7	112
Vroom, Inc.*	5	99
Kestrel Group Ltd.*	9	92
GoHealth, Inc. — Class A*	25	54
Logistic Properties of The Americas*	16	44
Total Financial		3,380,603
Consumer, Non-cyclical - 6.8%
Guardant Health, Inc.*,1	604	61,693
Bridgebio Pharma, Inc.*,1	790	60,427
Madrigal Pharmaceuticals, Inc.*	92	53,575
Ensign Group, Inc.	279	48,602
Arrowhead Pharmaceuticals, Inc.*	659	43,751
Avidity Biosciences, Inc.*	575	41,475
HealthEquity, Inc.*	424	38,843
Cytokinetics, Inc.*,1	590	37,489
Axsome Therapeutics, Inc.*	204	37,259
Praxis Precision Medicines, Inc.*	112	33,011
Glaukos Corp.*	278	31,389
Krystal Biotech, Inc.*	123	30,324
PTC Therapeutics, Inc.*	386	29,321
Rhythm Pharmaceuticals, Inc.*	264	28,259
iRhythm Technologies, Inc.*	158	28,036
Vaxcyte, Inc.*	569	26,254
Merit Medical Systems, Inc.*	291	25,649
Option Care Health, Inc.*	794	25,297
Protagonist Therapeutics, Inc.*	289	25,241
Nuvalent, Inc. — Class A*	249	25,047
Cogent Biosciences, Inc.*	690	24,509
Brink’s Co.	209	24,397
RadNet, Inc.*	339	24,188
Herc Holdings, Inc.	162	24,038
CRISPR Therapeutics AG*	433	22,707
Alkermes plc*	806	22,552
Lantheus Holdings, Inc.*	333	22,161
Kymera Therapeutics, Inc.*,1	280	21,787
Indivior plc*	602	21,600
TG Therapeutics, Inc.*	721	21,493
Cidara Therapeutics, Inc.*	97	21,426
Laureate Education, Inc. — Class A*	632	21,279
Amicus Therapeutics, Inc.*	1,480	21,075
ADMA Biologics, Inc.*	1,151	20,994
Crinetics Pharmaceuticals, Inc.*,1	449	20,901
TransMedics Group, Inc.*,1	168	20,437
BrightSpring Health Services, Inc.*	542	20,298
Haemonetics Corp.*	239	19,156
Adtalem Global Education, Inc.*	179	18,521
StoneCo Ltd. — Class A*	1,248	18,458
Ligand Pharmaceuticals, Inc. — Class B*,1	97	18,340
Scholar Rock Holding Corp.*,1	414	18,237
Verra Mobility Corp.*	794	17,794
Graham Holdings Co. — Class B	16	17,578
Cal-Maine Foods, Inc.[1]	220	17,505
Korn Ferry	261	17,231
Terns Pharmaceuticals, Inc.*	426	17,210
ICU Medical, Inc.*	120	17,120
Xenon Pharmaceuticals, Inc.*	377	16,897
LivaNova plc*	271	16,675
ACADIA Pharmaceuticals, Inc.*	618	16,507
Marzetti Co.	100	16,442
Veracyte, Inc.*	389	16,377
Mirum Pharmaceuticals, Inc.*,1	204	16,114
Tarsus Pharmaceuticals, Inc.*	195	15,967
Celcuity, Inc.*	160	15,958
Arcutis Biotherapeutics, Inc.*	546	15,856
Travere Therapeutics, Inc.*	410	15,666
Prestige Consumer Healthcare, Inc.*	246	15,176
GRAIL, Inc.*	175	14,978
Huron Consulting Group, Inc.*	85	14,697
Apogee Therapeutics, Inc.*	191	14,417
Oscar Health, Inc. — Class A*	981	14,097
Ideaya Biosciences, Inc.*	399	13,793
Privia Health Group, Inc.*	581	13,775
Stride, Inc.*	212	13,765
Catalyst Pharmaceuticals, Inc.*	575	13,420
Integer Holdings Corp.*	171	13,412
WD-40 Co.	68	13,389
Supernus Pharmaceuticals, Inc.*	268	13,320
Vera Therapeutics, Inc.*	262	13,268
Beam Therapeutics, Inc.*	475	13,167
ABM Industries, Inc.	303	12,817
Brookdale Senior Living, Inc. — Class A*	1,155	12,462
CBIZ, Inc.*	245	12,360
GeneDx Holdings Corp.*	95	12,356
Viridian Therapeutics, Inc.*	397	12,355
Alarm.com Holdings, Inc.*	241	12,296
Alphatec Holdings, Inc.*	583	12,266
Dyne Therapeutics, Inc.*	626	12,245
Adaptive Biotechnologies Corp.*	742	12,050
Vita Coco Company, Inc.*	223	11,821
Remitly Global, Inc.*	844	11,647
CG oncology, Inc.*	277	11,501

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Concentra Group Holdings Parent, Inc.	580	$11,414
Chefs’ Warehouse, Inc.*	181	11,282
Spyre Therapeutics, Inc.*	342	11,204
Arcellx, Inc.*,1	170	11,084
Liquidia Corp.*	319	11,002
Denali Therapeutics, Inc.*,1	658	10,864
GEO Group, Inc.*	672	10,833
Soleno Therapeutics, Inc.*,1	232	10,742
Nuvation Bio, Inc.*	1,198	10,734
Ocular Therapeutix, Inc.*	880	10,683
Omnicell, Inc.*	227	10,283
United Natural Foods, Inc.*	298	10,034
CoreCivic, Inc.*	525	10,033
TIC Solutions, Inc.*	992	10,029
CorVel Corp.*	148	10,015
Immunome, Inc.*	465	9,988
WaVe Life Sciences Ltd.*	572	9,724
Addus HomeCare Corp.*	90	9,665
QuidelOrtho Corp.*	337	9,625
Twist Bioscience Corp.*	302	9,579
Progyny, Inc.*	373	9,579
Avadel Pharmaceuticals plc*	444	9,568
AtriCure, Inc.*	240	9,494
Strategic Education, Inc.	118	9,464
Nurix Therapeutics, Inc.*	498	9,447
Turning Point Brands, Inc.	87	9,431
Amneal Pharmaceuticals, Inc.*	747	9,412
Aurinia Pharmaceuticals, Inc.*	589	9,395
Arcus Biosciences, Inc.*	391	9,318
EVERTEC, Inc.	320	9,309
Pediatrix Medical Group, Inc.*	435	9,305
Disc Medicine, Inc.*	117	9,291
Simply Good Foods Co.*	461	9,257
Perdoceo Education Corp.	314	9,210
Vericel Corp.*	250	9,002
Syndax Pharmaceuticals, Inc.*,1	423	8,887
Andersons, Inc.	167	8,879
Artivion, Inc.*	194	8,848
Immunovant, Inc.*	348	8,846
Celldex Therapeutics, Inc.*	325	8,827
TriNet Group, Inc.	149	8,810
10X Genomics, Inc. — Class A*	538	8,775
PACS Group, Inc.*	225	8,638
National Healthcare Corp.	63	8,637
Marqeta, Inc. — Class A*	1,814	8,617
MannKind Corp.*	1,504	8,528
Flywire Corp.*	598	8,468
Edgewise Therapeutics, Inc.*	341	8,462
UFP Technologies, Inc.*	38	8,437
LeMaitre Vascular, Inc.[1]	104	8,434
PROCEPT BioRobotics Corp.*	268	8,431
Mineralys Therapeutics, Inc.*	232	8,419
Harmony Biosciences Holdings, Inc.*	217	8,120
BioCryst Pharmaceuticals, Inc.*,1	1,040	8,112
Dynavax Technologies Corp.*,1	522	8,028
ICF International, Inc.	94	8,018
Select Medical Holdings Corp.	534	7,930
Legence Corp. — Class A*	184	7,919
Inter Parfums, Inc.[1]	93	7,889
Fortrea Holdings, Inc.*	454	7,831
Payoneer Global, Inc.*	1,384	7,778
Harrow, Inc.*	157	7,693
Agios Pharmaceuticals, Inc.*	280	7,622
Olema Pharmaceuticals, Inc.*	304	7,600
Neogen Corp.*	1,086	7,591
Recursion Pharmaceuticals, Inc. — Class A*,1	1,854	7,583
Enovis Corp.*	284	7,566
NeoGenomics, Inc.*	641	7,538
Tandem Diabetes Care, Inc.*	341	7,495
Willdan Group, Inc.*	71	7,360
ANI Pharmaceuticals, Inc.*	93	7,341
Axogen, Inc.*	224	7,332
Collegium Pharmaceutical, Inc.*	156	7,223
Ardelyx, Inc.*	1,203	7,013
J & J Snack Foods Corp.	77	6,959
Insperity, Inc.	179	6,931
Spectrum Brands Holdings, Inc.	117	6,912
Arlo Technologies, Inc.*	494	6,911
EyePoint, Inc.*	375	6,851
Azenta, Inc.*	203	6,752
Healthcare Services Group, Inc.*	350	6,692
Herbalife Ltd.*	516	6,651
Stoke Therapeutics, Inc.*	209	6,634
Zymeworks, Inc.*	250	6,582
Novocure Ltd.*	505	6,530
Universal Corp.	123	6,488
John Wiley & Sons, Inc. — Class A1	210	6,432
CRA International, Inc.	32	6,422
CONMED Corp.	155	6,293
Teladoc Health, Inc.*	897	6,279
Innoviva, Inc.*	313	6,257
Mind Medicine MindMed, Inc.*	467	6,253
Dole plc	410	6,146
Surgery Partners, Inc.*	394	6,087
TreeHouse Foods, Inc.*	256	6,039
Fresh Del Monte Produce, Inc.	169	6,022
US Physical Therapy, Inc.	77	6,013
Xeris Biopharma Holdings, Inc.*	764	5,997
Universal Technical Institute, Inc.*	229	5,984
Beta Bionics, Inc.*	194	5,911
Taysha Gene Therapies, Inc.*	1,073	5,901
First Advantage Corp.*	404	5,870
PROG Holdings, Inc.	199	5,869
Oruka Therapeutics, Inc.*	192	5,819
LifeStance Health Group, Inc.*	826	5,815
Pacira BioSciences, Inc.*	222	5,745
STAAR Surgical Co.*	248	5,726
Relay Therapeutics, Inc.*	675	5,710
Capricor Therapeutics, Inc.*	196	5,657
Trevi Therapeutics, Inc.*	451	5,647
Castle Biosciences, Inc.*	145	5,641
Legalzoom.com, Inc.*	565	5,610
Xencor, Inc.*	359	5,496
CompoSecure, Inc. — Class A*	285	5,495
Vital Farms, Inc.*	172	5,494
Amylyx Pharmaceuticals, Inc.*	441	5,327

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Biohaven Ltd.*	461	$5,205
Coursera, Inc.*	705	5,189
Astrana Health, Inc.*	208	5,160
Ingles Markets, Inc. — Class A	75	5,141
Cimpress plc*	77	5,127
Novavax, Inc.*,1	763	5,127
Amphastar Pharmaceuticals, Inc.*	189	5,061
Deluxe Corp.	226	5,047
Dianthus Therapeutics, Inc.*	122	5,028
Omeros Corp.*	288	4,946
CareDx, Inc.*	259	4,880
Grocery Outlet Holding Corp.*,1	483	4,878
Pennant Group, Inc.*	173	4,870
Clover Health Investments Corp.*	2,059	4,839
Sezzle, Inc.*	75	4,761
NPK International, Inc.*	397	4,732
Upbound Group, Inc.	268	4,706
AdaptHealth Corp.*	472	4,701
Tango Therapeutics, Inc.*,1	528	4,678
Kodiak Sciences, Inc.*	167	4,669
BioLife Solutions, Inc.*	193	4,667
BrightView Holdings, Inc.*	363	4,599
Barrett Business Services, Inc.	127	4,599
Driven Brands Holdings, Inc.*	305	4,520
Intellia Therapeutics, Inc.*	502	4,513
Upstream Bio, Inc.*	166	4,507
AnaptysBio, Inc.*	92	4,460
MBX Biosciences, Inc.*	141	4,447
UroGen Pharma Ltd.*	188	4,403
Weis Markets, Inc.[1]	68	4,358
Alight, Inc. — Class A	2,200	4,290
Rapport Therapeutics, Inc.*	141	4,278
Integra LifeSciences Holdings Corp.*	342	4,248
Savara, Inc.*	703	4,239
Kura Oncology, Inc.*	403	4,187
Maze Therapeutics, Inc.*	99	4,102
iRadimed Corp.	42	4,086
MiMedx Group, Inc.*	603	4,082
Arvinas, Inc.*	335	3,973
Matthews International Corp. — Class A	152	3,970
Vestis Corp.*	588	3,922
Edgewell Personal Care Co.	230	3,922
National Beverage Corp.*	122	3,891
Phibro Animal Health Corp. — Class A	104	3,885
Rigel Pharmaceuticals, Inc.*	90	3,855
Utz Brands, Inc.	369	3,830
SI-BONE, Inc.*	194	3,826
CorMedix, Inc.*,1	328	3,815
Esperion Therapeutics, Inc.*	1,018	3,767
Monte Rosa Therapeutics, Inc.*,1	238	3,732
Butterfly Network, Inc.*	979	3,720
Arbutus Biopharma Corp.*	772	3,713
Palvella Therapeutics, Inc.*	35	3,663
Lincoln Educational Services Corp.*	151	3,647
Geron Corp.*	2,761	3,644
Inhibrx Biosciences, Inc.*	46	3,634
Theravance Biopharma, Inc.*	193	3,611
Quanex Building Products Corp.	233	3,584
Iovance Biotherapeutics, Inc.*	1,307	3,568
Jade Biosciences, Inc.	230	3,549
Embecta Corp.	298	3,540
Green Dot Corp. — Class A*	274	3,510
Compass Therapeutics, Inc.*	650	3,490
REGENXBIO, Inc.*	239	3,442
Day One Biopharmaceuticals, Inc.*	367	3,420
American Public Education, Inc.*	89	3,364
Tootsie Roll Industries, Inc.	90	3,297
Erasca, Inc.*	885	3,292
Phathom Pharmaceuticals, Inc.*	197	3,268
Replimune Group, Inc.*	336	3,266
ARS Pharmaceuticals, Inc.*,1	280	3,262
Tyra Biosciences, Inc.*	123	3,234
Emergent BioSolutions, Inc.*	259	3,201
Precigen, Inc.*	765	3,198
Tactile Systems Technology, Inc.*	110	3,190
Lexeo Therapeutics, Inc.*	313	3,108
KalVista Pharmaceuticals, Inc.*	192	3,101
Hertz Global Holdings, Inc.*	602	3,094
AMN Healthcare Services, Inc.*	195	3,073
Monro, Inc.	152	3,046
Carriage Services, Inc. — Class A	72	3,046
Septerna, Inc.*	109	3,039
Cytek Biosciences, Inc.*	600	3,030
Zenas Biopharma, Inc.*,1	83	3,014
Enliven Therapeutics, Inc.*,1	195	3,003
Orthofix Medical, Inc.*	198	3,002
Gossamer Bio, Inc.*	968	3,001
Guardian Pharmacy Services, Inc. — Class A*	99	2,979
Keros Therapeutics, Inc.*	145	2,952
Udemy, Inc.*	495	2,896
Myriad Genetics, Inc.*	464	2,854
Aquestive Therapeutics, Inc.*	439	2,836
Aveanna Healthcare Holdings, Inc.*	346	2,827
John B Sanfilippo & Son, Inc.	40	2,824
Kforce, Inc.	91	2,814
Mister Car Wash, Inc.*	506	2,813
Fulgent Genetics, Inc.*	107	2,811
Ceribell, Inc.*	127	2,785
Janux Therapeutics, Inc.*	201	2,774
Sana Biotechnology, Inc.*,1	680	2,768
Ironwood Pharmaceuticals, Inc. — Class A*	816	2,750
Vir Biotechnology, Inc.*	454	2,738
Cullinan Therapeutics, Inc.*	260	2,691
Transcat, Inc.*	47	2,666
Pacific Biosciences of California, Inc.*	1,408	2,633
Bicara Therapeutics, Inc.*	156	2,625

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Kestra Medical Technologies Ltd.*	98	$2,599
Sionna Therapeutics, Inc.*	63	2,592
Cass Information Systems, Inc.	62	2,574
Avanos Medical, Inc.*	228	2,561
Seneca Foods Corp. — Class A*	23	2,544
AngioDynamics, Inc.*	198	2,542
Hackett Group, Inc.	128	2,513
Mission Produce, Inc.*	216	2,506
Vanda Pharmaceuticals, Inc.*	284	2,505
Helen of Troy Ltd.*	117	2,486
Zevra Therapeutics, Inc.*	277	2,482
Fulcrum Therapeutics, Inc.*	218	2,466
Annexon, Inc.*	488	2,450
Varex Imaging Corp.*	209	2,435
Astria Therapeutics, Inc.*	186	2,435
Alumis, Inc.*	246	2,401
ORIC Pharmaceuticals, Inc.*,1	293	2,397
ArriVent Biopharma, Inc.*	117	2,354
Mama’s Creations, Inc.*	174	2,347
Enhabit, Inc.*	253	2,333
OPKO Health, Inc.*	1,845	2,325
ImmunityBio, Inc.*,1	1,173	2,323
Ennis, Inc.	126	2,269
Eton Pharmaceuticals, Inc.*	131	2,215
LB Pharmaceuticals, Inc.*	96	2,137
Community Health Systems, Inc.*	662	2,065
Corvus Pharmaceuticals, Inc.*	267	2,056
Akebia Therapeutics, Inc.*	1,275	2,053
Personalis, Inc.*	256	2,038
Cerus Corp.*	942	1,941
Absci Corp.*,1	556	1,940
NeuroPace, Inc.*	123	1,899
Prothena Corporation plc*	198	1,891
Calavo Growers, Inc.	86	1,871
SunOpta, Inc.*	488	1,854
SELLAS Life Sciences Group, Inc.*,1	487	1,836
RxSight, Inc.*	176	1,834
ClearPoint Neuro, Inc.*	133	1,819
Evolus, Inc.*	272	1,809
Organogenesis Holdings, Inc.*	348	1,803
Bright Minds Biosciences, Inc.*	23	1,795
Maravai LifeSciences Holdings, Inc. — Class A*	552	1,794
Verastem, Inc.*	231	1,783
Custom Truck One Source, Inc.*	307	1,768
MGP Ingredients, Inc.	72	1,750
Bioventus, Inc. — Class A*	235	1,748
Prime Medicine, Inc.*	494	1,714
Niagen Bioscience, Inc.*	266	1,692
B&G Foods, Inc.[1]	393	1,690
Tejon Ranch Co.*	107	1,687
MeiraGTx Holdings plc*	212	1,685
Solid Biosciences, Inc.*	298	1,681
ACCO Brands Corp.	446	1,664
Village Super Market, Inc. — Class A	47	1,664
Ginkgo Bioworks Holdings, Inc.*	198	1,645
Natural Grocers by Vitamin Cottage, Inc.	65	1,628
Enanta Pharmaceuticals, Inc.*	103	1,624
Nature’s Sunshine Products, Inc.*	75	1,619
BioAge Labs, Inc.*	121	1,601
Strata Critical Medical, Inc.*	327	1,573
Cadiz, Inc.*	280	1,571
Beyond Meat, Inc.*,1	1,904	1,561
Delcath Systems, Inc.*	154	1,555
4D Molecular Therapeutics, Inc.*,1	205	1,537
OrthoPediatrics Corp.*	86	1,527
Anavex Life Sciences Corp.*	426	1,517
Rocket Pharmaceuticals, Inc.*	428	1,502
MapLight Therapeutics, Inc.*	84	1,475
Entrada Therapeutics, Inc.*	143	1,470
Repay Holdings Corp.*	397	1,449
Aldeyra Therapeutics, Inc.*	277	1,435
Altimmune, Inc.*	395	1,426
Atea Pharmaceuticals, Inc.*	391	1,396
Aclaris Therapeutics, Inc.*	463	1,394
Distribution Solutions Group, Inc.*	50	1,370
Kelly Services, Inc. — Class A	155	1,364
Paysafe Ltd.*	166	1,343
Viemed Healthcare, Inc.*	178	1,322
Target Hospitality Corp.*	164	1,314
LENZ Therapeutics, Inc.*	82	1,312
ADC Therapeutics S.A.*	369	1,303
Cross Country Healthcare, Inc.*	160	1,296
Puma Biotechnology, Inc.*	216	1,285
SIGA Technologies, Inc.	209	1,277
XOMA Royalty Corp.*	48	1,276
KORU Medical Systems, Inc.*	217	1,261
Pulse Biosciences, Inc.*	90	1,236
Honest Company, Inc.*,1	476	1,228
Nathan’s Famous, Inc.	13	1,216
National Research Corp. — Class A	64	1,201
Quanterix Corp.*	188	1,196
Monopar Therapeutics, Inc.*	18	1,175
Abeona Therapeutics, Inc.*	223	1,175
Tectonic Therapeutic, Inc.*,1	56	1,168
Lifecore Biomedical, Inc.*	141	1,153
Candel Therapeutics, Inc.*,1	201	1,136
Design Therapeutics, Inc.*	121	1,135
USANA Health Sciences, Inc.*	57	1,119
agilon health, Inc.*	1,574	1,084
Accendra Health, Inc.*	385	1,078
DiaMedica Therapeutics, Inc.*	135	1,075
SANUWAVE Health, Inc.*	36	1,074
Limoneira Co.	85	1,073
Oncology Institute, Inc.*	301	1,072
Allogene Therapeutics, Inc.*	773	1,059
Spire Global, Inc.*	140	1,050
Ardent Health, Inc.*	118	1,042
Aura Biosciences, Inc.*	191	1,041
Information Services Group, Inc.	180	1,040
Neurogene, Inc.*,1	50	1,030
Electromed, Inc.*	35	1,019

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Heron Therapeutics, Inc.*	780	$1,014
Benitec Biopharma, Inc.*	74	997
USCB Financial Holdings, Inc.	54	995
Alico, Inc.	27	982
Olaplex Holdings, Inc.*	716	960
OmniAb, Inc.*	511	945
Franklin Covey Co.*	56	940
Semler Scientific, Inc.*	61	933
Voyager Therapeutics, Inc.*	237	931
Quad/Graphics, Inc.	148	928
OraSure Technologies, Inc.*	383	927
Fennec Pharmaceuticals, Inc.*	120	924
Nano-X Imaging Ltd.*	328	918
Sonida Senior Living, Inc.*	28	913
Foghorn Therapeutics, Inc.*	167	902
Utah Medical Products, Inc.	16	895
Cardiff Oncology, Inc.*,1	316	888
Editas Medicine, Inc.*	430	881
Protara Therapeutics, Inc.*	165	879
Resources Connection, Inc.	166	837
Perspective Therapeutics, Inc.*	304	836
Larimar Therapeutics, Inc.*	216	823
Inogen, Inc.*	121	813
Beauty Health Co.*,1	583	810
Chaince Digital Holdings, Inc.*	163	810
Rezolute, Inc.*	341	805
MaxCyte, Inc.*	516	800
Quantum-Si, Inc.*	719	791
Arcturus Therapeutics Holdings, Inc.*	129	791
Coherus Oncology, Inc.*	541	768
Westrock Coffee Co.*	184	749
MediWound Ltd.*	39	720
KinderCare Learning Companies, Inc.*	161	696
Priority Technology Holdings, Inc.*	127	692
Acme United Corp.	17	685
Stereotaxis, Inc.*	292	672
Joint Corp.*	77	671
TrueBlue, Inc.*	146	664
Greenwich Lifesciences, Inc.*,1	31	651
Acacia Research Corp.*	174	651
Protalix BioTherapeutics, Inc.*	356	641
Inhibikase Therapeutics, Inc.*	308	631
Lifeway Foods, Inc.*	26	630
Anika Therapeutics, Inc.*	64	615
Humacyte, Inc.*	639	614
Tonix Pharmaceuticals Holding Corp.*	39	609
Treace Medical Concepts, Inc.*	243	595
Medifast, Inc.*	55	587
CVRx, Inc.*	82	582
TriSalus Life Sciences, Inc.*	81	565
LENSAR, Inc.*	48	558
Anteris Technologies Global Corp.*	110	549
Fate Therapeutics, Inc.*	555	545
Alector, Inc.*	349	544
European Wax Center, Inc. — Class A*	149	536
Innovage Holding Corp.*	103	535
RCM Technologies, Inc.*	25	511
Nuvectis Pharma, Inc.*	66	498
Hain Celestial Group, Inc.*	462	494
Alta Equipment Group, Inc.	104	478
Journey Medical Corp.*	62	478
Forrester Research, Inc.*	58	471
Eledon Pharmaceuticals, Inc.*	299	451
HF Foods Group, Inc.*	205	441
CPI Card Group, Inc.*	30	440
Pulmonx Corp.*	195	431
Accuray, Inc.*	517	426
DocGo, Inc.*	465	408
Waldencast plc — Class A*	216	406
Nkarta, Inc.*	216	400
SoundThinking, Inc.*	49	393
Biote Corp. — Class A*	149	387
Lucid Diagnostics, Inc.*	353	385
Aardvark Therapeutics, Inc.*	29	381
Zevia PBC — Class A*	161	373
BRC, Inc. — Class A*	316	351
Sanara Medtech, Inc.*	15	350
aTyr Pharma, Inc.*,1	444	348
Cartesian Therapeutics, Inc.*,1	47	339
Outset Medical, Inc.*	90	334
Lifevantage Corp.	54	333
FitLife Brands, Inc.*	20	325
Gyre Therapeutics, Inc.*	46	325
Emerald Holding, Inc.	71	317
HireQuest, Inc.	28	294
Forafric Global plc*	26	287
Korro Bio, Inc.*	34	272
Ispire Technology, Inc.*	96	269
Neuronetics, Inc.*	184	254
Avita Medical, Inc.*	62	214
Alpha Teknova, Inc.*	55	209
Actuate Therapeutics, Inc.*,1	30	184
MarketWise, Inc.	11	165
Solesence, Inc.*	96	153
Myomo, Inc.*	166	151
Inmune Bio, Inc.*	85	133
AirSculpt Technologies, Inc.*,1	65	129
SBC Medical Group Holdings, Inc.*	29	125
TuHURA Biosciences, Inc.*	131	99
Atlantic International Corp.*	55	73
Tvardi Therapeutics, Inc.*	17	73
Tevogen Bio Holdings, Inc.*	145	48
Nektar Therapeutics*	1	42
Ligand Pharmaceuticals, Inc.*,†††	23	–
Ligand Pharmaceuticals, Inc.*,†††	23	–
Total Consumer, Non-cyclical		3,374,524
Industrial - 4.9%
Bloom Energy Corp. — Class A*	1,086	94,363
Fabrinet*	180	81,950
Kratos Defense & Security Solutions, Inc.*	829	62,929
SPX Technologies, Inc.*	240	48,014
Dycom Industries, Inc.*	139	46,968

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Industrial - 4.9% (continued)
Chart Industries, Inc.*	225	$46,402
AeroVironment, Inc.*	188	45,475
Sterling Infrastructure, Inc.*,1	148	45,322
JBT Marel Corp.	260	39,174
Advanced Energy Industries, Inc.	187	39,152
Sanmina Corp.*	260	39,018
Watts Water Technologies, Inc. — Class A	136	37,539
TTM Technologies, Inc.*	509	35,121
Zurn Elkay Water Solutions Corp.	747	34,728
Modine Manufacturing Co.*	260	34,713
Moog, Inc. — Class A	140	34,097
Primoris Services Corp.	269	33,394
Federal Signal Corp.	298	32,360
Joby Aviation, Inc.*	2,417	31,904
Fluor Corp.*	800	31,704
Casella Waste Systems, Inc. — Class A*	312	30,557
GATX Corp.	178	30,189
Mirion Technologies, Inc.*	1,189	27,846
EnerSys	185	27,149
UFP Industries, Inc.	289	26,313
Badger Meter, Inc.	147	25,638
Arcosa, Inc.	241	25,623
Construction Partners, Inc. — Class A*	233	25,292
ESCO Technologies, Inc.	129	25,205
Granite Construction, Inc.	218	25,146
CSW Industrials, Inc.	81	23,776
Archer Aviation, Inc. — Class A*	3,143	23,635
Belden, Inc.	195	22,727
Enpro, Inc.	105	22,484
Atmus Filtration Technologies, Inc.	415	21,543
Novanta, Inc.*	179	21,299
Frontdoor, Inc.*	364	20,999
Argan, Inc.	67	20,993
Itron, Inc.*	226	20,986
OSI Systems, Inc.*,1	81	20,660
Knife River Corp.*	284	19,979
Plexus Corp.*	134	19,698
Matson, Inc.	156	19,274
Mercury Systems, Inc.*	259	18,910
Mueller Water Products, Inc. — Class A	775	18,461
Franklin Electric Company, Inc.	193	18,437
Golar LNG Ltd.	485	18,047
Exponent, Inc.	253	17,573
IES Holdings, Inc.*	45	17,506
Terex Corp.	320	17,082
MYR Group, Inc.*	77	16,825
Kadant, Inc.	59	16,816
AAR Corp.*	194	16,061
AZZ, Inc.	148	15,863
Cactus, Inc. — Class A	341	15,577
Powell Industries, Inc.	47	14,983
Tutor Perini Corp.	221	14,811
Avient Corp.	457	14,277
Griffon Corp.	191	14,067
Boise Cascade Co.	187	13,763
Standex International Corp.	60	13,037
Xometry, Inc. — Class A*,1	216	12,845
Materion Corp.	103	12,805
Hub Group, Inc. — Class A	297	12,655
Vicor Corp.*	114	12,494
Scorpio Tankers, Inc.	222	11,284
O-I Glass, Inc.*	764	11,277
Hillenbrand, Inc.	351	11,134
Kennametal, Inc.	378	10,739
Trinity Industries, Inc.	400	10,576
Atkore, Inc.	167	10,563
Applied Optoelectronics, Inc.*	300	10,458
RXO, Inc.*	808	10,213
Enerpac Tool Group Corp.	264	10,095
Centuri Holdings, Inc.*	389	9,822
International Seaways, Inc.	200	9,710
Knowles Corp.*	424	9,086
Helios Technologies, Inc.	169	9,040
Bel Fuse, Inc. — Class B	53	8,990
NuScale Power Corp.*,1	630	8,927
CECO Environmental Corp.*	149	8,918
Intuitive Machines, Inc.*	543	8,813
Werner Enterprises, Inc.	293	8,793
Hillman Solutions Corp.*	1,010	8,747
Alamo Group, Inc.	52	8,729
Vishay Intertechnology, Inc.	602	8,723
nLight, Inc.*	230	8,627
ArcBest Corp.	115	8,532
Greif, Inc. — Class A	126	8,530
Astronics Corp.*,1	154	8,353
Worthington Enterprises, Inc.	156	8,045
DHT Holdings, Inc.	650	7,937
Benchmark Electronics, Inc.	178	7,611
Albany International Corp. — Class A	147	7,453
Gibraltar Industries, Inc.*	148	7,317
Napco Security Technologies, Inc.	175	7,298
DXP Enterprises, Inc.*	66	7,246
Greenbrier Companies, Inc.	153	7,151
Masterbrand, Inc.*	631	6,966
Tennant Co.	92	6,780
Enviri Corp.*	378	6,774
Ducommun, Inc.*	70	6,659
Lindsay Corp.	55	6,483
American Superconductor Corp.*	221	6,360
Teekay Tankers Ltd. — Class A	119	6,357
World Kinect Corp.	269	6,303
Tecnoglass, Inc.	124	6,240
Energizer Holdings, Inc.	311	6,186
Enovix Corp.*	840	6,141
CTS Corp.	143	6,131
Proto Labs, Inc.*	121	6,121
Thermon Group Holdings, Inc.*	163	6,057
Cadre Holdings, Inc.	145	5,922
PureCycle Technologies, Inc.*	662	5,687
Worthington Steel, Inc.	163	5,643
TriMas Corp.	159	5,636

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Industrial - 4.9% (continued)
Evolv Technologies Holdings, Inc.*	759	$5,435
Gorman-Rupp Co.	107	5,109
Astec Industries, Inc.	117	5,068
SFL Corporation Ltd.	619	4,834
NANO Nuclear Energy, Inc.*,1	199	4,778
Dorian LPG Ltd.	190	4,625
Janus International Group, Inc.*	692	4,526
Great Lakes Dredge & Dock Corp.*	339	4,448
Limbach Holdings, Inc.*	54	4,204
Montrose Environmental Group, Inc.*	165	4,097
FLEX LNG Ltd.	160	3,992
American Woodmark Corp.*	73	3,935
Apogee Enterprises, Inc.	108	3,932
Allient, Inc.	73	3,924
Amprius Technologies, Inc.*,1	475	3,748
Nordic American Tankers Ltd.	1,046	3,598
Costamare, Inc.	226	3,569
Myers Industries, Inc.	189	3,538
Ryerson Holding Corp.	138	3,472
Energy Recovery, Inc.*	257	3,467
Kimball Electronics, Inc.*	124	3,450
Red Cat Holdings, Inc.*	432	3,426
Graham Corp.*	53	3,404
Marten Transport Ltd.	298	3,391
Metallus, Inc.*	187	3,209
Ichor Holdings Ltd.*	173	3,188
Insteel Industries, Inc.	95	3,009
NWPX Infrastructure, Inc.*	47	2,937
Ardagh Metal Packaging S.A.	711	2,915
Genco Shipping & Trading Ltd.	157	2,894
National Presto Industries, Inc.	27	2,883
Redwire Corp.*	364	2,767
Navigator Holdings Ltd.	157	2,719
Forward Air Corp.*	107	2,675
LSI Industries, Inc.	136	2,492
Columbus McKinnon Corp.	144	2,484
Richtech Robotics, Inc. — Class B*	761	2,458
Teekay Corporation Ltd.	266	2,402
Firefly Aerospace, Inc.*,1	107	2,394
CryoPort, Inc.*	249	2,390
Bowman Consulting Group Ltd.*	72	2,377
LSB Industries, Inc.*	275	2,337
Sturm Ruger & Company, Inc.	70	2,285
Smith & Wesson Brands, Inc.	224	2,211
Aebi Schmidt Holding AG	172	2,176
Olympic Steel, Inc.	50	2,139
Manitowoc Company, Inc.*	176	2,110
Titan America S.A.	124	2,044
Mesa Laboratories, Inc.	26	2,041
Heartland Express, Inc.	225	2,032
Eastman Kodak Co.*	240	2,030
Park Aerospace Corp.	93	1,985
Standard BioTools, Inc.*	1,526	1,953
Orion Group Holdings, Inc.*	192	1,909
Eve Holding, Inc.*	476	1,899
Willis Lease Finance Corp.	14	1,899
Power Solutions International, Inc.*	33	1,886
Ardmore Shipping Corp.	176	1,864
Luxfer Holdings plc	136	1,840
Voyager Technologies, Inc. — Class A*,1	69	1,804
Greif, Inc. — Class B	24	1,793
Kopin Corp.*	762	1,783
Hyster-Yale, Inc.	60	1,783
Covenant Logistics Group, Inc. — Class A	76	1,675
Sight Sciences, Inc.*	211	1,673
Byrna Technologies, Inc.*	92	1,545
NVE Corp.	25	1,483
Latham Group, Inc.*	229	1,454
Clearwater Paper Corp.*	81	1,409
L B Foster Co. — Class A*	52	1,401
Himalaya Shipping Ltd.	152	1,383
Mayville Engineering Company, Inc.*	73	1,367
Ranpak Holdings Corp.*	239	1,293
Safe Bulkers, Inc.	255	1,229
Bel Fuse, Inc. — Class A	8	1,215
Lightbridge Corp.*	96	1,213
AerSale Corp.*	164	1,166
Proficient Auto Logistics, Inc.*	120	1,157
Pure Cycle Corp.*	101	1,110
Perma-Fix Environmental Services, Inc.*	88	1,108
Radiant Logistics, Inc.*	169	1,070
JELD-WEN Holding, Inc.*	434	1,068
Turtle Beach Corp.*	76	1,066
Pangaea Logistics Solutions Ltd.	152	1,046
MicroVision, Inc.*	1,251	1,036
Park-Ohio Holdings Corp.	49	1,026
Tredegar Corp.*	136	976
Aspen Aerogels, Inc.*	338	957
Core Molding Technologies, Inc.*	43	862
Karat Packaging, Inc.	35	790
Mistras Group, Inc.*	62	784
Concrete Pumping Holdings, Inc.	115	772
Outdoor Holding Co.*	448	766
908 Devices, Inc.*	140	735
M-Tron Industries, Inc.*	13	692
Gencor Industries, Inc.*	53	687
Costamare Bulkers Holdings Ltd.*	44	678
SKYX Platforms Corp.*	312	677
Ascent Industries Co.*	41	664
TSS, Inc.*	93	658
Eastern Co.	29	571
Palladyne AI Corp.*	130	554
Omega Flex, Inc.	18	530
Arq, Inc.*	161	526
Universal Logistics Holdings, Inc.	34	516
Smith-Midland Corp.*	14	509
KULR Technology Group, Inc.*	168	497

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Industrial - 4.9% (continued)
Energy Services of America Corp.	60	$490
AirJoule Technologies Corp.*,1	110	433
Pro-DEX, Inc.*	11	423
Net Power, Inc.*	173	394
PAMT CORP*	31	374
AIRO Group Holdings, Inc.*	35	286
NL Industries, Inc.	43	235
Southland Holdings, Inc.*	54	179
Neonode, Inc.*	54	94
Total Industrial		2,429,884
Consumer, Cyclical - 2.8%
Brinker International, Inc.*	220	31,574
FirstCash Holdings, Inc.	197	31,398
Installed Building Products, Inc.	115	29,830
Abercrombie & Fitch Co. — Class A*	231	29,076
Taylor Morrison Home Corp. — Class A*	477	28,081
Boot Barn Holdings, Inc.*,1	153	27,000
Group 1 Automotive, Inc.	61	23,991
Champion Homes, Inc.*	281	23,745
Cavco Industries, Inc.*	39	23,039
Urban Outfitters, Inc.*	304	22,879
Meritage Homes Corp.	346	22,767
Asbury Automotive Group, Inc.*	97	22,555
Resideo Technologies, Inc.*	642	22,547
American Eagle Outfitters, Inc.	793	20,911
SkyWest, Inc.*	201	20,182
Life Time Group Holdings, Inc.*	751	19,962
VSE Corp.	114	19,696
Victoria’s Secret & Co.*	344	18,635
KB Home	314	17,713
Patrick Industries, Inc.	161	17,457
Dorman Products, Inc.*	137	16,877
Polaris, Inc.[1]	265	16,761
Kontoor Brands, Inc.	274	16,739
M/I Homes, Inc.*	130	16,634
Signet Jewelers Ltd.	199	16,493
Academy Sports & Outdoors, Inc.	330	16,487
Rush Enterprises, Inc. — Class A1	304	16,398
PriceSmart, Inc.	128	15,702
Shake Shack, Inc. — Class A*	193	15,666
OPENLANE, Inc.*	523	15,575
Red Rock Resorts, Inc. — Class A1	243	15,054
REV Group, Inc.	245	14,898
Steven Madden Ltd.	354	14,741
LCI Industries	118	14,318
Capri Holdings Ltd.*	578	14,103
UniFirst Corp.	73	14,082
Dana, Inc.	585	13,900
Garrett Motion, Inc.	789	13,752
HNI Corp.	322	13,537
Tri Pointe Homes, Inc.*	421	13,249
Hilton Grand Vacations, Inc.*	292	13,067
Visteon Corp.	136	12,934
Cinemark Holdings, Inc.	516	11,992
Phinia, Inc.	189	11,848
Advance Auto Parts, Inc.	298	11,711
Goodyear Tire & Rubber Co.*	1,332	11,668
Cheesecake Factory, Inc.	230	11,610
Peloton Interactive, Inc. — Class A*	1,881	11,587
Acushnet Holdings Corp.	140	11,175
Kohl’s Corp.	542	11,062
Warby Parker, Inc. — Class A*	488	10,634
Madison Square Garden Entertainment Corp.*	197	10,616
Sonos, Inc.*	600	10,536
OneSpaWorld Holdings Ltd.	484	10,038
National Vision Holdings, Inc.*	387	9,992
Green Brick Partners, Inc.*	155	9,712
Super Group SGHC Ltd.	791	9,453
Atlanta Braves Holdings, Inc. — Class C*	229	9,034
Lionsgate Studios Corp.*	978	8,929
Rush Street Interactive, Inc.*	453	8,802
Buckle, Inc.	157	8,387
Marriott Vacations Worldwide Corp.	141	8,134
IMAX Corp.*	220	8,131
Brightstar Lottery plc	521	8,065
Interface, Inc. — Class A	288	8,041
La-Z-Boy, Inc.	212	7,901
Century Communities, Inc.	132	7,834
Adient plc*	405	7,764
Topgolf Callaway Brands Corp.*	656	7,655
Blue Bird Corp.*	160	7,520
Central Garden & Pet Co. — Class A*	255	7,443
Six Flags Entertainment Corp.*	477	7,317
Leggett & Platt, Inc.	663	7,293
Wolverine World Wide, Inc.	400	7,260
Sally Beauty Holdings, Inc.*	493	7,030
JetBlue Airways Corp.*	1,476	6,716
MillerKnoll, Inc.	345	6,307
Papa John’s International, Inc.	163	6,274
Allegiant Travel Co. — Class A*	72	6,139
XPEL, Inc.*	123	6,139
Monarch Casino & Resort, Inc.	64	6,125
Winmark Corp.	15	6,074
Carter’s, Inc.	177	5,740
Gentherm, Inc.*	155	5,637
Winnebago Industries, Inc.	139	5,632
G-III Apparel Group Ltd.	181	5,242
United Parks & Resorts, Inc.*	139	5,046
Global Business Travel Group I*	649	4,965
Sonic Automotive, Inc. — Class A	75	4,640
Alliance Laundry Holdings, Inc.*	217	4,416
LGI Homes, Inc.*	102	4,382
ScanSource, Inc.*	106	4,140
First Watch Restaurant Group, Inc.*	273	4,117
BJ’s Restaurants, Inc.*	102	4,019
Standard Motor Products, Inc.	108	3,980
Build-A-Bear Workshop, Inc. — Class A1	63	3,860
Daktronics, Inc.*	195	3,855

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Consumer, Cyclical - 2.8% (continued)
Douglas Dynamics, Inc.	116	$3,787
American Axle & Manufacturing Holdings, Inc.*	590	3,782
Sun Country Airlines Holdings, Inc.*	261	3,756
Fox Factory Holding Corp.*	214	3,661
Pursuit Attractions and Hospitality, Inc.*	108	3,637
Sweetgreen, Inc. — Class A*	528	3,569
indie Semiconductor, Inc. — Class A*,1	989	3,491
AMC Entertainment Holdings, Inc. — Class A*	2,220	3,463
Gold.com, Inc.	97	3,303
PC Connection, Inc.	57	3,292
Ermenegildo Zegna N.V.	315	3,229
Solid Power, Inc.*	739	3,141
Camping World Holdings, Inc. — Class A	307	2,987
ThredUp, Inc. — Class A*	464	2,965
Arhaus, Inc.*	261	2,926
Accel Entertainment, Inc.*	254	2,898
Beazer Homes USA, Inc.*	142	2,878
Cracker Barrel Old Country Store, Inc.[1]	113	2,870
Microvast Holdings, Inc.*,1	1,015	2,842
Cooper-Standard Holdings, Inc.*	86	2,823
Lindblad Expeditions Holdings, Inc.*	192	2,769
Golden Entertainment, Inc.	100	2,719
Malibu Boats, Inc. — Class A*	96	2,708
Ethan Allen Interiors, Inc.	118	2,695
Bloomin’ Brands, Inc.	428	2,641
Dream Finders Homes, Inc. — Class A*,1	154	2,633
Sabre Corp.*	1,850	2,516
Dine Brands Global, Inc.	78	2,507
Rush Enterprises, Inc. — Class B	44	2,475
Oxford Industries, Inc.[1]	72	2,462
BlueLinx Holdings, Inc.*	40	2,457
Forestar Group, Inc.*	99	2,438
Nu Skin Enterprises, Inc. — Class A	249	2,395
MarineMax, Inc.*	97	2,350
Hovnanian Enterprises, Inc. — Class A*	24	2,341
Dave & Buster’s Entertainment, Inc.*	139	2,253
Global Industrial Co.	73	2,133
Miller Industries, Inc.	56	2,093
Aeva Technologies, Inc.*	156	2,072
Caleres, Inc.	168	2,045
Frontier Group Holdings, Inc.*	432	2,035
Titan International, Inc.*	248	1,942
EVgo, Inc.*	654	1,903
Clean Energy Fuels Corp.*	899	1,888
Marcus Corp.	121	1,877
Wabash National Corp.	210	1,817
Savers Value Village, Inc.*	194	1,812
Black Rock Coffee Bar, Inc. — Class A*	81	1,802
Arko Corp.	392	1,780
Zumiez, Inc.*	66	1,719
Kura Sushi USA, Inc. — Class A*	32	1,675
Jack in the Box, Inc.	87	1,649
Haverty Furniture Companies, Inc.	69	1,612
Movado Group, Inc.	78	1,608
Denny’s Corp.*	257	1,599
Titan Machinery, Inc.*	106	1,594
Krispy Kreme, Inc.	393	1,580
Shoe Carnival, Inc.	93	1,570
MasterCraft Boat Holdings, Inc.*	83	1,570
Strattec Security Corp.*	20	1,523
Atlanta Braves Holdings, Inc. — Class A*	34	1,445
El Pollo Loco Holdings, Inc.*	135	1,412
Central Garden & Pet Co.*	43	1,383
Hudson Technologies, Inc.*	198	1,356
Xperi, Inc.*	228	1,336
Portillo’s, Inc. — Class A*	288	1,308
Genesco, Inc.*	52	1,288
Holley, Inc.*	304	1,255
Designer Brands, Inc. — Class A	164	1,219
Hyliion Holdings Corp.*	661	1,216
Webtoon Entertainment, Inc.*,1	92	1,199
Inspired Entertainment, Inc.*	127	1,189
Xponential Fitness, Inc. — Class A*	140	1,152
Methode Electronics, Inc.	173	1,149
Johnson Outdoors, Inc. — Class A	27	1,146
Petco Health & Wellness Company, Inc.*	400	1,124
Falcon’s Beyond Global, Inc. — Class A*	72	1,081
Rocky Brands, Inc.	36	1,056
Lovesac Co.*	69	1,018
RCI Hospitality Holdings, Inc.	42	1,001
Citi Trends, Inc.*	24	997
Biglari Holdings, Inc. — Class B*	3	997
America’s Car-Mart, Inc.*	38	960
Weyco Group, Inc.	31	948
Sleep Number Corp.*	107	905
Motorcar Parts of America, Inc.*	67	827
Livewire Group, Inc.*	187	827
Reservoir Media, Inc.*	104	787
Starz Entertainment Corp.*	65	761
JAKKS Pacific, Inc.	45	759
Flexsteel Industries, Inc.	19	750
Bassett Furniture Industries, Inc.	42	704
Escalade, Inc.	52	701
Barnes & Noble Education, Inc.*	76	698
EVI Industries, Inc.	26	641
OneWater Marine, Inc. — Class A*	57	617
Bally’s Corp.*	37	611
Hamilton Beach Brands Holding Co. — Class A	37	609
Funko, Inc. — Class A*	177	602

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Consumer, Cyclical - 2.8% (continued)
Superior Group of Companies, Inc.	58	$561
J Jill, Inc.	37	508
Clarus Corp.	151	506
American Outdoor Brands, Inc.*	63	487
Faraday Future Intelligent Electric, Inc.*	454	463
Envela Corp.*	34	455
Lakeland Industries, Inc.	47	416
Marine Products Corp.	45	394
Virco Mfg. Corp.	56	358
CompX International, Inc.	8	186
Traeger, Inc.*	162	175
Torrid Holdings, Inc.*,1	121	118
Total Consumer, Cyclical		1,415,842
Technology - 2.7%
IonQ, Inc.*	1,681	75,426
Rambus, Inc.*	536	49,253
D-Wave Quantum, Inc.*	1,663	43,488
SiTime Corp.*	107	37,791
Rigetti Computing, Inc.*	1,587	35,152
Clearwater Analytics Holdings, Inc. — Class A*	1,386	33,430
Semtech Corp.*	433	31,908
CommVault Systems, Inc.*	222	27,830
ACI Worldwide, Inc.*	514	24,574
Maximus, Inc.	281	24,256
Qualys, Inc.*	182	24,188
Planet Labs PBC*	1,180	23,270
Impinj, Inc.*,1	131	22,795
FormFactor, Inc.*	387	21,587
Workiva, Inc.*,1	250	21,563
Silicon Laboratories, Inc.*	163	21,304
Box, Inc. — Class A*	698	20,877
Zeta Global Holdings Corp. — Class A*	942	19,170
SoundHound AI, Inc. — Class A*	1,852	18,464
Varonis Systems, Inc.*	558	18,302
Waystar Holding Corp.*	547	17,914
SPS Commerce, Inc.*	189	16,846
Alignment Healthcare, Inc.*	843	16,649
DigitalOcean Holdings, Inc.*	340	16,361
Agilysys, Inc.*	129	15,330
Clear Secure, Inc. — Class A	423	14,839
Braze, Inc. — Class A*	424	14,539
Synaptics, Inc.*	194	14,360
Tenable Holdings, Inc.*	610	14,353
BlackLine, Inc.*,1	259	14,320
Ambarella, Inc.*	202	14,310
NCR Atleos Corp.*	370	14,101
Intapp, Inc.*	283	12,967
Freshworks, Inc. — Class A*	1,016	12,446
Axcelis Technologies, Inc.*	154	12,372
Blackbaud, Inc.*	190	12,031
Genius Sports Ltd.*	1,087	11,979
BigBear.ai Holdings, Inc.*,1	2,155	11,637
Insight Enterprises, Inc.*	142	11,569
Kulicke & Soffa Industries, Inc.	253	11,527
Diodes, Inc.*	228	11,250
CSG Systems International, Inc.	138	10,583
Quantum Computing, Inc.*	1,001	10,270
ASGN, Inc.*	207	9,971
ACM Research, Inc. — Class A*	251	9,902
Power Integrations, Inc.	278	9,880
LiveRamp Holdings, Inc.*	321	9,428
AvePoint, Inc.*	678	9,417
NetScout Systems, Inc.*	347	9,390
Adeia, Inc.	540	9,315
Progress Software Corp.*	213	9,150
Photronics, Inc.*	283	9,056
Pitney Bowes, Inc.	802	8,477
Diebold Nixdorf, Inc.*	123	8,351
Veeco Instruments, Inc.*	292	8,345
C3.ai, Inc. — Class A*,1	618	8,331
Alkami Technology, Inc.*	348	8,028
Innodata, Inc.*	155	7,897
Digi International, Inc.*	181	7,835
Five9, Inc.*	390	7,819
NextNav, Inc.*	449	7,471
MaxLinear, Inc. — Class A*	416	7,251
PAR Technology Corp.*	199	7,220
Fastly, Inc. — Class A*	699	7,116
NCR Voyix Corp.*,1	691	7,048
Appian Corp. — Class A*	196	6,942
ACV Auctions, Inc. — Class A*	834	6,689
Vertex, Inc. — Class A*	332	6,630
Life360, Inc.*	102	6,542
V2X, Inc.*	115	6,273
Asana, Inc. — Class A*	438	6,005
Donnelley Financial Solutions, Inc.*	127	5,930
Ultra Clean Holdings, Inc.*	228	5,775
Navitas Semiconductor Corp.*	795	5,676
PagerDuty, Inc.*	430	5,637
Ouster, Inc.*	259	5,605
Cohu, Inc.*	233	5,422
Penguin Solutions, Inc.*	263	5,144
Amplitude, Inc. — Class A*	444	5,142
Schrodinger Inc./United States*	287	5,132
Rapid7, Inc.*	326	4,955
Phreesia, Inc.*	288	4,873
Pagaya Technologies Ltd. — Class A*	233	4,870
GigaCloud Technology, Inc. — Class A*	122	4,792
PDF Solutions, Inc.*	163	4,650
Jamf Holding Corp.*	344	4,475
Yext, Inc.*	513	4,135
Porch Group, Inc.*,1	411	3,752
Red Violet, Inc.	58	3,303
Navan, Inc. — Class A*	186	3,177
Grid Dynamics Holdings, Inc.*	337	3,043
Blend Labs, Inc. — Class A*	980	2,979
Sprout Social, Inc. — Class A*	264	2,975
I3 Verticals, Inc. — Class A*	118	2,972
Aehr Test Systems*	145	2,928
Daily Journal Corp.*	6	2,924
Cantaloupe, Inc.*	271	2,878
Nutex Health, Inc.*	17	2,799
HeartFlow, Inc.*	96	2,798

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Technology - 2.7% (continued)
SEMrush Holdings, Inc. — Class A*	235	$2,794
N-able, Inc.*	368	2,753
Digital Turbine, Inc.*	519	2,595
CEVA, Inc.*	119	2,561
Alpha & Omega Semiconductor Ltd.*	126	2,496
SkyWater Technology, Inc.*	134	2,433
Mitek Systems, Inc.*	227	2,395
Evolent Health, Inc. — Class A*	598	2,392
OneSpan, Inc.	184	2,363
Vishay Precision Group, Inc.*	61	2,349
Talkspace, Inc.*	628	2,280
Weave Communications, Inc.*	297	2,254
Arteris, Inc.*	144	2,232
Cerence, Inc.*	205	2,191
Consensus Cloud Solutions, Inc.*	99	2,160
Bandwidth, Inc. — Class A*	137	2,117
Climb Global Solutions, Inc.	20	2,056
McGraw Hill, Inc.*	119	1,964
IBEX Holdings Ltd.*	51	1,947
Rezolve AI plc*	741	1,904
PubMatic, Inc. — Class A*	213	1,889
Claritev Corp.*,1	39	1,667
Simulations Plus, Inc.*	85	1,550
Ibotta, Inc. — Class A*	67	1,523
ON24, Inc.*	191	1,520
Via Transportation, Inc. — Class A*	51	1,480
Conduent, Inc.*	760	1,459
Telos Corp.*	280	1,428
Xerox Holdings Corp.	601	1,424
Corsair Gaming, Inc.*	238	1,414
Domo, Inc. — Class B*	164	1,383
Commerce.com, Inc.*	335	1,380
8x8, Inc.*	665	1,310
Vuzix Corp.*	327	1,236
3D Systems Corp.*	672	1,189
Asure Software, Inc.*	126	1,187
Cricut, Inc. — Class A	235	1,163
Playtika Holding Corp.	287	1,134
TruBridge, Inc.*	51	1,126
VTEX — Class A*	294	1,105
Immersion Corp.	151	1,027
Rimini Street, Inc.*	249	966
eGain Corp.*	93	957
CS Disco, Inc.*	122	947
Unisys Corp.*	340	938
EverCommerce, Inc.*	75	908
Whitefiber, Inc.*	54	853
Aeluma, Inc.*	49	841
Health Catalyst, Inc.*	345	825
Viant Technology, Inc. — Class A*	68	819
Omada Health, Inc.*	47	742
Blaize Holdings, Inc.*,1	370	721
ReposiTrak, Inc.	57	705
Ambiq Micro, Inc.*,1	24	684
Kaltura, Inc.*	415	681
Richardson Electronics Ltd.	62	675
Digimarc Corp.*	80	525
Definitive Healthcare Corp.*	181	519
Synchronoss Technologies, Inc.*	55	471
Expensify, Inc. — Class A*	305	461
CSP, Inc.	35	438
Carlsmed, Inc.*	34	420
Rackspace Technology, Inc.*	426	414
WM Technology, Inc.*	445	367
TTEC Holdings, Inc.*	101	364
Atomera, Inc.*	149	329
Airship AI Holdings, Inc.*	102	295
Playstudios, Inc.*	450	293
Skillsoft Corp.*	23	214
Silvaco Group, Inc.*	39	158
Teads Holding Co.*	184	130
Golden Matrix Group, Inc.*	74	59
Zspace, Inc.*	11	5
Total Technology		1,344,255
Communications - 1.6%
Credo Technology Group Holding Ltd.*	762	109,644
EchoStar Corp. — Class A*	674	73,264
InterDigital, Inc.	129	41,071
Lumen Technologies, Inc.*	4,740	36,830
Hims & Hers Health, Inc.*	1,019	33,087
Applied Digital Corp.*,1	1,181	28,958
Q2 Holdings, Inc.*	309	22,297
Viasat, Inc.*	596	20,538
Telephone & Data Systems, Inc.	495	20,295
Viavi Solutions, Inc.*	1,100	19,602
CommScope Holding Company, Inc.*	1,079	19,562
Calix, Inc.*	298	15,773
Cargurus, Inc.*	409	15,685
TEGNA, Inc.	799	15,509
Globalstar, Inc.*	249	15,199
DigitalBridge Group, Inc.	874	13,407
Sphere Entertainment Co.*	138	13,121
Upwork, Inc.*	611	12,110
ePlus, Inc.	131	11,489
Magnite, Inc.*	695	11,280
Extreme Networks, Inc.*	656	10,922
Yelp, Inc. — Class A*	301	9,147
TripAdvisor, Inc.*	568	8,270
RealReal, Inc.*,1	486	7,669
Ziff Davis, Inc.*	202	7,100
A10 Networks, Inc.	364	6,439
Revolve Group, Inc.*	207	6,249
Harmonic, Inc.*	574	5,677
Figs, Inc. — Class A*	451	5,123
Uniti Group, Inc.*	729	5,110
Cogent Communications Holdings, Inc.	230	4,959
Liberty Latin America Ltd. — Class C*	640	4,774
Sprinklr, Inc. — Class A*	562	4,372
fuboTV, Inc. — Class A*	1,702	4,289
IDT Corp. — Class B	83	4,251
QuinStreet, Inc.*	277	3,981
EverQuote, Inc. — Class A*	140	3,780
USA TODAY Company, Inc.*	719	3,703

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Communications - 1.6% (continued)
Liquidity Services, Inc.*	119	$3,607
NETGEAR, Inc.*	141	3,459
Rumble, Inc.*,1	539	3,406
Powerfleet Incorporated NJ*	634	3,373
ADTRAN Holdings, Inc.*	379	3,294
Cars.com, Inc.*	267	3,257
Serve Robotics, Inc.*,1	310	3,218
Scholastic Corp.	103	3,052
Sinclair, Inc.	197	3,014
Shenandoah Telecommunications Co.	259	2,994
Cable One, Inc.	26	2,934
HealthStream, Inc.	125	2,884
Stitch Fix, Inc. — Class A*	541	2,840
Stagwell, Inc.*	555	2,714
BlackSky Technology, Inc.*,1	143	2,681
iHeartMedia, Inc. — Class A*	608	2,529
Preformed Line Products Co.	12	2,481
Shutterstock, Inc.	122	2,330
Angi, Inc.*	179	2,314
Grindr, Inc.*	170	2,302
Nextdoor Holdings, Inc.*	1,080	2,268
Groupon, Inc.*	128	2,254
MediaAlpha, Inc. — Class A*	170	2,202
Optimum Communications, Inc. — Class A*	1,333	2,199
Gray Media, Inc.	448	2,168
Frequency Electronics, Inc.*	34	1,831
Newsmax, Inc.*	236	1,824
Clearfield, Inc.*	60	1,749
Eventbrite, Inc. — Class A*	380	1,691
Gogo, Inc.*	349	1,626
AMC Networks, Inc. — Class A*	165	1,571
Bed Bath & Beyond, Inc.*	281	1,534
Ooma, Inc.*	129	1,513
Ribbon Communications, Inc.*	478	1,377
Boston Omaha Corp. — Class A*	111	1,373
Spok Holdings, Inc.	104	1,372
Bumble, Inc. — Class A*	371	1,324
ZipRecruiter, Inc. — Class A*	334	1,303
EW Scripps Co. — Class A*	321	1,281
Backblaze, Inc. — Class A*	273	1,272
National CineMedia, Inc.	327	1,272
Nexxen International Ltd.*	193	1,262
Aviat Networks, Inc.*	59	1,261
Anterix, Inc.*	57	1,244
ATN International, Inc.	51	1,163
Thryv Holdings, Inc.*	190	1,150
Liberty Latin America Ltd. — Class A*	149	1,101
BK Technologies Corp.*	14	1,044
OptimizeRx Corp.*	80	981
Entravision Communications Corp. — Class A	317	929
Lands’ End, Inc.*	61	886
Open Lending Corp. — Class A*	523	811
Tucows, Inc. — Class A*	34	762
Phoenix Education Partners, Inc.*	25	758
Getty Images Holdings, Inc.*	561	752
TechTarget, Inc.*	135	729
Satellogic, Inc. — Class A*	352	658
Inseego Corp.*	63	647
LifeMD, Inc.*	188	641
CuriosityStream, Inc.	163	619
Crexendo, Inc.*	74	479
Gambling.com Group Ltd.*	84	459
1-800-Flowers.com, Inc. — Class A*	112	440
Advantage Solutions, Inc.*	481	424
AudioEye, Inc.*	41	410
BARK, Inc.*	544	328
Gaia, Inc.*	87	316
Nerdy, Inc.*	295	307
Arena Group Holdings, Inc.*	66	264
Travelzoo*	32	228
Value Line, Inc.	4	154
Vivid Seats, Inc. — Class A*,1	16	115
Triller Group, Inc.*	525	17
Total Communications		769,562
Energy - 1.4%
Nextpower, Inc. — Class A*	725	63,155
CNX Resources Corp.*	648	23,827
Warrior Met Coal, Inc.	259	22,836
Core Natural Resources, Inc.	253	22,393
Archrock, Inc.	836	21,753
Murphy Oil Corp.	672	21,000
Sunrun, Inc.*	1,111	20,442
Magnolia Oil & Gas Corp. — Class A	899	19,679
Transocean Ltd.*	4,616	19,064
Peabody Energy Corp.	608	18,057
Noble Corporation plc	628	17,735
Eos Energy Enterprises, Inc.*	1,534	17,580
California Resources Corp.	364	16,274
Gulfport Energy Corp.*	78	16,223
Kodiak Gas Services, Inc.	420	15,708
Valaris Ltd.*	310	15,624
Liberty Energy, Inc. — Class A	785	14,491
Helmerich & Payne, Inc.	480	13,766
Tidewater, Inc.*	249	12,577
DNOW, Inc.*	929	12,309
Alpha Metallurgical Resources, Inc.*	58	11,593
Oceaneering International, Inc.*	479	11,510
PBF Energy, Inc. — Class A	416	11,282
Plug Power, Inc.*	5,520	10,874
Seadrill Ltd.*	312	10,795
SM Energy Co.	567	10,603
Patterson-UTI Energy, Inc.	1,724	10,534
Northern Oil & Gas, Inc.[1]	471	10,112
Crescent Energy Co. — Class A	1,171	9,825
Solaris Energy Infrastructure, Inc. — Class A1	210	9,654
Delek US Holdings, Inc.	297	8,809
Par Pacific Holdings, Inc.*	248	8,715
Comstock Resources, Inc.*	368	8,530
Kinetik Holdings, Inc. — Class A1	220	7,931
Shoals Technologies Group, Inc. — Class A*	835	7,098
Array Technologies, Inc.*,1	754	6,952
Talos Energy, Inc.*	614	6,766

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Energy - 1.4% (continued)
Fluence Energy, Inc.*	317	$6,270
TETRA Technologies, Inc.*	648	6,072
Expro Group Holdings N.V.*	443	5,914
Borr Drilling Ltd.*	1,322	5,328
Bristow Group, Inc.*	145	5,310
Select Water Solutions, Inc. — Class A	476	5,008
National Energy Services Reunited Corp.*	311	4,870
REX American Resources Corp.*	143	4,622
Helix Energy Solutions Group, Inc.*	703	4,408
Innovex International, Inc.*	198	4,330
Diversified Energy Co.	280	4,054
CVR Energy, Inc.*	158	4,019
Nabors Industries Ltd.*	72	3,910
ProPetro Holding Corp.*	409	3,890
Core Laboratories, Inc.	240	3,847
T1 Energy, Inc.*	569	3,801
Atlas Energy Solutions, Inc.	396	3,730
Ramaco Resources, Inc. — Class A*	206	3,708
NextDecade Corp.*	682	3,594
Sable Offshore Corp.*	384	3,464
Excelerate Energy, Inc. — Class A	117	3,282
Green Plains, Inc.*	328	3,214
SunCoke Energy, Inc.	433	3,118
Hallador Energy Co.*	158	3,008
Vitesse Energy, Inc.[1]	150	2,889
SandRidge Energy, Inc.	185	2,669
RPC, Inc.	456	2,481
Gevo, Inc.*	1,180	2,360
BKV Corp.*	85	2,308
Kosmos Energy Ltd.*	2,419	2,195
ASP Isotopes, Inc.*	387	2,071
Oil States International, Inc.*	299	2,024
VAALCO Energy, Inc.	528	1,922
Forum Energy Technologies, Inc.*	51	1,885
Riley Exploration Permian, Inc.	67	1,769
Flowco Holdings, Inc. — Class A	94	1,762
Natural Gas Services Group, Inc.	52	1,750
Matrix Service Co.*	136	1,591
Summit Midstream Corp.*	50	1,334
Granite Ridge Resources, Inc.	276	1,297
Flotek Industries, Inc.*	73	1,258
Ranger Energy Services, Inc. — Class A	87	1,216
Infinity Natural Resources, Inc. — Class A*	75	1,105
New Fortress Energy, Inc.*,1	863	984
NACCO Industries, Inc. — Class A	20	981
W&T Offshore, Inc.	506	825
DMC Global, Inc.*	99	662
SEACOR Marine Holdings, Inc.*	105	632
Kolibri Global Energy, Inc.*	151	593
Montauk Renewables, Inc.*	343	573
Evolution Petroleum Corp.	159	563
SunPower, Inc.*	307	482
Epsilon Energy Ltd.	98	455
HighPeak Energy, Inc.	93	441
FutureFuel Corp.	128	408
PrimeEnergy Resources Corp.*	2	342
OPAL Fuels, Inc. — Class A*	108	254
ProFrac Holding Corp. — Class A*	63	245
Mammoth Energy Services, Inc.*	124	229
Empire Petroleum Corp.*	75	228
Prairie Operating Co.*	110	186
NextNRG, Inc.*	89	129
Verde Clean Fuels, Inc.*	21	43
Total Energy		713,988
Basic Materials - 1.1%
Hecla Mining Co.	3,159	60,621
Coeur Mining, Inc.*	3,182	56,735
Commercial Metals Co.	553	38,278
Uranium Energy Corp.*	2,372	27,705
Balchem Corp.	163	24,998
SSR Mining, Inc.*	1,012	22,183
Centrus Energy Corp. — Class A*	84	20,392
Sensient Technologies Corp.	210	19,729
Perimeter Solutions, Inc.*	691	19,023
Cabot Corp.	264	17,498
Energy Fuels, Inc.*	1,135	16,503
HB Fuller Co.	272	16,173
Novagold Resources, Inc.*	1,505	14,027
Hawkins, Inc.	97	13,780
Constellium SE*	682	12,856
Ingevity Corp.*	181	10,712
Century Aluminum Co.*,1	262	10,265
Perpetua Resources Corp.*	422	10,217
Minerals Technologies, Inc.	157	9,569
Innospec, Inc.	123	9,414
Quaker Chemical Corp.[1]	68	9,337
Kaiser Aluminum Corp.	80	9,189
Chemours Co.	768	9,055
Ivanhoe Electric Incorporated / US*	529	8,453
Rogers Corp.*	90	8,241
Sylvamo Corp.	171	8,234
Calumet, Inc.*	343	6,815
United States Lime & Minerals, Inc.	55	6,586
Ecovyst, Inc.*	551	5,361
Stepan Co.	110	5,210
USA Rare Earth, Inc.*	437	5,200
Compass Minerals International, Inc.*	176	3,457
Mativ Holdings, Inc.	276	3,353
Ferroglobe plc	610	2,830
NioCorp Developments Ltd.*	532	2,820
Koppers Holdings, Inc.	98	2,654
Idaho Strategic Resources, Inc.*	64	2,579
Tronox Holdings plc — Class A	610	2,544
Oil-Dri Corporation of America	51	2,496
Dakota Gold Corp.*	439	2,493
Magnera Corp.*	159	2,407
US Antimony Corp.*	467	2,344
Encore Energy Corp.*	939	2,329

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 29.0% (continued)
Basic Materials - 1.1% (continued)
AdvanSix, Inc.	134	$2,318
Caledonia Mining Corporation plc	84	2,198
Rayonier Advanced Materials, Inc.*	329	1,938
Intrepid Potash, Inc.*	55	1,525
Orion S.A.	283	1,494
American Battery Technology Co.*	414	1,383
Contango ORE, Inc.*	44	1,162
Critical Metals Corp.*	164	1,138
US Gold Corp.*	56	1,087
Vox Royalty Corp.	205	972
Friedman Industries, Inc.	34	697
Codexis, Inc.*	417	680
Lifezone Metals Ltd.*	142	606
American Vanguard Corp.*	133	508
Kronos Worldwide, Inc.	111	491
Valhi, Inc.	12	145
Trinseo plc	174	86
US Goldmining, Inc.*	8	71
Total Basic Materials		563,164
Utilities - 0.9%
Oklo, Inc.*,1	540	38,750
Ormat Technologies, Inc.	303	33,472
TXNM Energy, Inc.	493	29,028
Brookfield Infrastructure Corp. — Class A	599	27,195
Portland General Electric Co.	558	26,778
Southwest Gas Holdings, Inc.	322	25,766
Black Hills Corp.	365	25,338
Spire, Inc.	290	23,983
New Jersey Resources Corp.	502	23,152
ONE Gas, Inc.	298	23,021
Northwestern Energy Group, Inc.	307	19,814
Avista Corp.	407	15,686
Otter Tail Corp.[1]	192	15,516
Chesapeake Utilities Corp.	116	14,472
MGE Energy, Inc.	183	14,351
American States Water Co.	192	13,916
California Water Service Group	297	12,869
Hawaiian Electric Industries, Inc.*	866	10,652
Northwest Natural Holding Co.	206	9,628
H2O America	162	7,937
Ameresco, Inc. — Class A*	164	4,804
Middlesex Water Co.	91	4,588
Unitil Corp.	82	3,972
Consolidated Water Company Ltd.	77	2,717
York Water Co.	73	2,324
Genie Energy Ltd. — Class B	108	1,488
RGC Resources, Inc.	42	895
Global Water Resources, Inc.	63	533
Total Utilities		432,645
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	140	6,244
Total Common Stocks
(Cost $10,092,348)		14,430,711

WARRANTS† - 0.0%
Bed Bath & Beyond Inc
Expiring 10/07/26*	–	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.	525	–
Sanofi SA	160	–
Novo Nordisk A/S	356	–
Oncternal Therapeutics, Inc.†††	2	–
Tobira Therapeutics, Inc.†††	80	–
Novartis AG †††	262	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
E.W. Scripps Co.
	321	–
Total Rights
(Cost $284)		–

EXCHANGE-TRADED FUNDS***,† - 1.1%
Vanguard Russell 2000 ETF*	2,883	286,916
iShares Russell 2000 Index ETF	1,164	286,531
Total Exchange-Traded Funds
(Cost $509,845)		573,447

SECURITIES LENDING COLLATERAL+,7 - 0.2%
Money Market Fund ***
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.65%[2]	88,140	88,140
Total Securities Lending Collateral
(Cost $88,140)		88,140

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.1%
Federal Home Loan Bank
3.49% due 01/02/26[3]	$5,000,000	4,999,514
Total Federal Agency Discount Notes
(Cost $4,999,514)		4,999,514

U.S. TREASURY BILLS†† - 8.2%
U.S. Treasury Bills
3.78% due 02/24/26[3,4]	2,000,000	1,989,597
3.51% due 01/22/26[3,5]	1,723,000	1,719,598

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 8.2% (continued)
3.51% due 03/19/26[3,4]	$400,000	$397,022
Total U.S. Treasury Bills
(Cost $4,105,003)		4,106,217

REPURCHASE AGREEMENTS††,6 - 50.2%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	12,469,712	12,469,712
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	12,469,711	12,469,711
Total Repurchase Agreements
(Cost $24,939,423)		24,939,423
Total Investments - 98.8%
(Cost $44,734,557)		$49,137,452
Other Assets & Liabilities, net - 1.2%		579,327
Total Net Assets - 100.0%		$49,716,779

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	292	Mar 2026	$36,479,560	$(872,637)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.46% (SOFR + 0.75%)	At Maturity	01/22/26	2,825	$7,010,599	$210,408
Goldman Sachs International	Russell 2000 Index	Pay	4.34% (Federal Funds Rate + 0.70%)	At Maturity	01/21/26	2,074	5,147,943	37,916
BNP Paribas	Russell 2000 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	14,406	35,754,983	(563,437)
							$47,913,525	$(315,113)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	Rate indicated is the 7-day yield as of December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,430,711		$—	$—	*	$14,430,711
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	573,447		—	—		573,447
Money Market Funds	88,140		—	—		88,140
Federal Agency Discount Notes	—		4,999,514	—		4,999,514
U.S. Treasury Bills	—		4,106,217	—		4,106,217
Repurchase Agreements	—		24,939,423	—		24,939,423
Equity Index Swap Agreements**	—		248,324	—		248,324
Total Assets	$15,092,298		$34,293,478	$—		$49,385,776

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$872,637	$—	$—	$872,637
Equity Index Swap Agreements**	—	563,437	—	563,437
Total Liabilities	$872,637	$563,437	$—	$1,436,074

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 7.6%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$226,000	$225,554
3.51% due 03/19/26[2,3]	50,000	49,627
Total U.S. Treasury Bills
(Cost $275,145)		275,181

REPURCHASE AGREEMENTS††,4 - 74.1%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,340,019	1,340,019
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,340,018	1,340,018
Total Repurchase Agreements
(Cost $2,680,037)		2,680,037
Total Investments - 81.7%
(Cost $2,955,182)		$2,955,218
Other Assets & Liabilities, net - 18.3%		662,367
Total Net Assets - 100.0%		$3,617,585

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	19	Mar 2026	$2,373,670	$64,109

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.09% (Federal Funds Rate + 0.45%)	At Maturity	01/21/26	783	$1,943,036	$62,309
Barclays Bank plc	Russell 2000 Index	Receive	4.06% (SOFR + 0.35%)	At Maturity	01/22/26	787	1,952,150	28,868
BNP Paribas	Russell 2000 Index	Receive	3.79% (Federal Funds Rate + 0.15%)	At Maturity	01/22/26	388	963,489	(32,870)
							$4,858,675	$58,307

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$275,181	$—	$275,181
Repurchase Agreements	—	2,680,037	—	2,680,037
Equity Futures Contracts**	64,109	—	—	64,109
Equity Index Swap Agreements**	—	91,177	—	91,177
Total Assets	$64,109	$3,046,395	$—	$3,110,504

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$32,870	$—	$32,870

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 82.4%
Technology - 26.9%
NVIDIA Corp.	97,285	$18,143,652
Apple, Inc.	59,157	16,082,422
Microsoft Corp.	29,756	14,390,597
Broadcom, Inc.	18,906	6,543,367
Palantir Technologies, Inc. — Class A*	9,145	1,625,524
Advanced Micro Devices, Inc.*	6,518	1,395,895
Oracle Corp.	6,734	1,312,524
Micron Technology, Inc.	4,494	1,282,633
International Business Machines Corp.	3,742	1,108,418
Salesforce, Inc.	3,811	1,009,572
Lam Research Corp.	5,029	860,864
Applied Materials, Inc.	3,189	819,541
Intuit, Inc.	1,116	739,261
QUALCOMM, Inc.	4,288	733,462
Accenture plc — Class A	2,483	666,189
Intel Corp.*	17,951	662,392
KLA Corp.	526	639,132
ServiceNow, Inc.*	4,153	636,198
Texas Instruments, Inc.	3,638	631,157
Adobe, Inc.*	1,676	586,583
Analog Devices, Inc.	1,970	534,264
Crowdstrike Holdings, Inc. — Class A*	1,005	471,104
Synopsys, Inc.*	744	349,472
Cadence Design Systems, Inc.*	1,090	340,712
Autodesk, Inc.*	853	252,496
Seagate Technology Holdings plc	872	240,140
Western Digital Corp.	1,369	235,837
NXP Semiconductor N.V.	1,008	218,796
Fortinet, Inc.*	2,531	200,987
Roper Technologies, Inc.	431	191,851
Workday, Inc. — Class A*	869	186,644
Electronic Arts, Inc.	899	183,693
Take-Two Interactive Software, Inc.*	695	177,941
Datadog, Inc. — Class A*	1,303	177,195
Monolithic Power Systems, Inc.	192	174,021
MSCI, Inc. — Class A	301	172,693
Fair Isaac Corp.*	95	160,609
Cognizant Technology Solutions Corp. — Class A	1,932	160,356
Dell Technologies, Inc. — Class C	1,207	151,937
Paychex, Inc.	1,297	145,497
Fiserv, Inc.*	2,153	144,617
Microchip Technology, Inc.	2,164	137,890
Fidelity National Information Services, Inc.	2,073	137,772
Sandisk Corp.*	557	132,221
Hewlett Packard Enterprise Co.	5,282	126,873
Teradyne, Inc.	627	121,362
Broadridge Financial Solutions, Inc.	467	104,220
Leidos Holdings, Inc.	512	92,365
ON Semiconductor Corp.*	1,611	87,236
NetApp, Inc.	799	85,565
PTC, Inc.*	480	83,621
HP, Inc.	3,742	83,372
Tyler Technologies, Inc.*	172	78,079
Gartner, Inc.*	289	72,909
Super Micro Computer, Inc.*	2,008	58,774
Jack Henry & Associates, Inc.	290	52,919
Akamai Technologies, Inc.*	576	50,256
Zebra Technologies Corp. — Class A*	203	49,293
EPAM Systems, Inc.*	221	45,278
Dayforce, Inc.*	641	44,331
Skyworks Solutions, Inc.	595	37,729
Paycom Software, Inc.	196	31,235
Total Technology		76,453,545
Communications - 14.0%
Amazon.com, Inc.*	38,947	8,989,746
Alphabet, Inc. — Class A	23,292	7,290,396
Alphabet, Inc. — Class C	18,616	5,841,701
Meta Platforms, Inc. — Class A	8,719	5,755,325
Netflix, Inc.*	16,964	1,590,545
Cisco Systems, Inc.	15,777	1,215,302
Walt Disney Co.	7,147	813,114
AppLovin Corp. — Class A*	1,084	730,421
AT&T, Inc.	28,383	705,034
Booking Holdings, Inc.	129	690,838
Verizon Communications, Inc.	16,881	687,563
Uber Technologies, Inc.*	8,319	679,745
Arista Networks, Inc.*	4,134	541,678
Palo Alto Networks, Inc.*	2,738	504,340
Comcast Corp. — Class A	14,551	434,929
T-Mobile US, Inc.	1,926	391,055
Robinhood Markets, Inc. — Class A*	3,148	356,039
DoorDash, Inc. — Class A*	1,497	339,041
Warner Bros Discovery, Inc.*	9,921	285,923
Corning, Inc.	3,124	273,538
Motorola Solutions, Inc.	667	255,674
Airbnb, Inc. — Class A*	1,703	231,131
eBay, Inc.	1,810	157,651
Expedia Group, Inc.	468	132,589
Omnicom Group, Inc.	1,277	103,118
VeriSign, Inc.	334	81,145
Charter Communications, Inc. — Class A*	352	73,480
CDW Corp.	521	70,960
GoDaddy, Inc. — Class A*	541	67,127
Trade Desk, Inc. — Class A*	1,763	66,923
Gen Digital, Inc.	2,247	61,096
Fox Corp. — Class A	834	60,940
F5, Inc.*	231	58,965
FactSet Research Systems, Inc.	150	43,529
News Corp. — Class A	1,499	39,154
Fox Corp. — Class B	594	38,569
Match Group, Inc.	945	30,514
Paramount Skydance Corp. — Class B	1,244	16,670
News Corp. — Class B	494	14,637
Total Communications		39,720,145
Financial - 11.7%
Berkshire Hathaway, Inc. — Class B*	7,341	3,689,954
JPMorgan Chase & Co.	10,899	3,511,876
Visa, Inc. — Class A	6,756	2,369,397

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 82.4% (continued)
Financial - 11.7% (continued)
Mastercard, Inc. — Class A	3,283	$1,874,199
Bank of America Corp.	26,897	1,479,335
Wells Fargo & Co.	12,567	1,171,244
Goldman Sachs Group, Inc.	1,201	1,055,679
Morgan Stanley	4,836	858,535
Citigroup, Inc.	7,163	835,851
American Express Co.	2,151	795,762
Charles Schwab Corp.	6,687	668,098
Blackrock, Inc.	578	618,656
Capital One Financial Corp.	2,545	616,806
Progressive Corp.	2,348	534,686
Welltower, Inc. REIT	2,748	510,056
Prologis, Inc. REIT	3,719	474,768
Chubb Ltd.	1,465	457,256
Blackstone, Inc. — Class A	2,956	455,638
CME Group, Inc. — Class A	1,444	394,327
Intercontinental Exchange, Inc.	2,283	369,755
Marsh & McLennan Companies, Inc.	1,961	363,805
KKR & Company, Inc. — Class A	2,748	350,315
U.S. Bancorp	6,223	332,059
American Tower Corp. — Class A REIT	1,874	329,018
PNC Financial Services Group, Inc.	1,570	327,706
Bank of New York Mellon Corp.	2,792	324,123
Aon plc — Class A	860	303,477
Equinix, Inc. REIT	393	301,101
Apollo Global Management, Inc.	1,859	269,109
Arthur J Gallagher & Co.	1,028	266,036
Travelers Companies, Inc.	893	259,024
Truist Financial Corp.	5,121	252,005
Simon Property Group, Inc. REIT	1,307	241,939
Allstate Corp.	1,048	218,141
Aflac, Inc.	1,888	208,190
Realty Income Corp. REIT	3,683	207,611
Coinbase Global, Inc. — Class A*	913	206,466
Digital Realty Trust, Inc. REIT	1,293	200,040
CBRE Group, Inc. — Class A*	1,174	188,768
American International Group, Inc.	2,160	184,788
Ameriprise Financial, Inc.	372	182,406
Nasdaq, Inc.	1,806	175,417
MetLife, Inc.	2,216	174,931
Public Storage REIT	632	164,004
Prudential Financial, Inc.	1,401	158,145
Crown Castle, Inc. REIT	1,743	154,900
Hartford Insurance Group, Inc.	1,116	153,785
Ventas, Inc. REIT	1,881	145,552
State Street Corp.	1,118	144,233
Arch Capital Group Ltd.*	1,446	138,700
Ares Management Corp. — Class A	825	133,345
Willis Towers Watson plc	383	125,854
M&T Bank Corp.	615	123,910
Fifth Third Bancorp	2,646	123,859
VICI Properties, Inc. REIT	4,279	120,325
Synchrony Financial	1,442	120,306
Interactive Brokers Group, Inc. — Class A	1,783	114,665
CoStar Group, Inc.*	1,697	114,106
Raymond James Financial, Inc.	706	113,377
Extra Space Storage, Inc. REIT	850	110,687
Huntington Bancshares, Inc.	6,294	109,201
Cboe Global Markets, Inc.	419	105,169
Northern Trust Corp.	757	103,399
AvalonBay Communities, Inc. REIT	566	102,621
Cincinnati Financial Corp.	625	102,075
Citizens Financial Group, Inc.	1,719	100,407
Iron Mountain, Inc. REIT	1,183	98,130
Regions Financial Corp.	3,511	95,148
Brown & Brown, Inc.	1,176	93,727
T. Rowe Price Group, Inc.	874	89,480
Equity Residential REIT	1,386	87,373
W R Berkley Corp.	1,202	84,284
SBA Communications Corp. REIT	427	82,595
KeyCorp	3,719	76,760
Loews Corp.	678	71,400
Principal Financial Group, Inc.	800	70,568
Weyerhaeuser Co. REIT	2,886	68,369
Essex Property Trust, Inc. REIT	258	67,513
Mid-America Apartment Communities, Inc. REIT	469	65,149
Invitation Homes, Inc. REIT	2,258	62,750
Everest Group Ltd.	168	57,011
Kimco Realty Corp. REIT	2,711	54,952
Assurant, Inc.	200	48,170
Camden Property Trust REIT	426	46,894
Invesco Ltd.	1,782	46,813
Regency Centers Corp. REIT	659	45,491
Host Hotels & Resorts, Inc. REIT	2,560	45,389
Healthpeak Properties, Inc. REIT	2,782	44,735
Globe Life, Inc.	319	44,615
UDR, Inc. REIT	1,204	44,163
BXP, Inc. REIT[1]	590	39,813
Federal Realty Investment Trust REIT	314	31,651
Alexandria Real Estate Equities, Inc. REIT	623	30,490
Franklin Resources, Inc.	1,231	29,409
Erie Indemnity Co. — Class A	102	29,238
Total Financial		33,243,058
Consumer, Non-cyclical - 11.5%
Eli Lilly & Co.	3,179	3,416,408
Johnson & Johnson	9,646	1,996,240
AbbVie, Inc.	7,076	1,616,795
Procter & Gamble Co.	9,355	1,340,665
UnitedHealth Group, Inc.	3,627	1,197,309
Coca-Cola Co.	15,499	1,083,535
Merck & Company, Inc.	9,937	1,045,969
Philip Morris International, Inc.	6,232	999,613
Abbott Laboratories	6,962	872,269
Thermo Fisher Scientific, Inc.	1,504	871,493
Intuitive Surgical, Inc.*	1,419	803,665
PepsiCo, Inc.	5,474	785,629
Amgen, Inc.	2,156	705,680
S&P Global, Inc.	1,241	648,534
Gilead Sciences, Inc.	4,967	609,650
Danaher Corp.	2,517	576,192
Pfizer, Inc.	22,763	566,799

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 82.4% (continued)
Consumer, Non-cyclical - 11.5% (continued)
Boston Scientific Corp.*	5,935	$565,902
Medtronic plc	5,135	493,268
Stryker Corp.	1,378	484,326
Vertex Pharmaceuticals, Inc.*	1,016	460,614
Bristol-Myers Squibb Co.	8,150	439,611
Automatic Data Processing, Inc.	1,619	416,455
McKesson Corp.	494	405,223
CVS Health Corp.	5,082	403,307
Altria Group, Inc.	6,721	387,533
Moody’s Corp.	614	313,662
Elevance Health, Inc.	890	311,990
Regeneron Pharmaceuticals, Inc.	403	311,064
HCA Healthcare, Inc.	640	298,790
Cigna Group	1,069	294,221
Mondelez International, Inc. — Class A	5,166	278,086
Cencora, Inc. — Class A	776	262,094
Cintas Corp.	1,368	257,280
Colgate-Palmolive Co.	3,227	254,998
Quanta Services, Inc.	597	251,970
Becton Dickinson & Co.	1,148	222,792
Zoetis, Inc.	1,764	221,946
Monster Beverage Corp.*	2,855	218,893
PayPal Holdings, Inc.	3,746	218,692
IDEXX Laboratories, Inc.*	320	216,490
United Rentals, Inc.	255	206,377
Edwards Lifesciences Corp.*	2,323	198,036
Cardinal Health, Inc.	951	195,430
Corteva, Inc.	2,705	181,316
Agilent Technologies, Inc.	1,135	154,439
IQVIA Holdings, Inc.*	682	153,730
Kroger Co.	2,441	152,514
Keurig Dr Pepper, Inc.	5,439	152,346
GE HealthCare Technologies, Inc.	1,824	149,604
Block, Inc. — Class A*	2,193	142,742
Sysco Corp.	1,917	141,264
ResMed, Inc.	584	140,668
Kimberly-Clark Corp.	1,329	134,083
Kenvue, Inc.	7,670	132,307
Verisk Analytics, Inc. — Class A	558	124,819
Humana, Inc.	482	123,455
Archer-Daniels-Midland Co.	1,924	110,611
Hershey Co.	593	107,914
Equifax, Inc.	490	106,320
Dexcom, Inc.*	1,561	103,604
Biogen, Inc.*	587	103,306
Estee Lauder Companies, Inc. — Class A	984	103,044
STERIS plc	393	99,633
General Mills, Inc.	2,136	99,324
Waters Corp.*	238	90,400
Corpay, Inc.*	280	84,260
Labcorp Holdings, Inc.	332	83,292
Kraft Heinz Co.	3,412	82,741
Church & Dwight Company, Inc.	961	80,580
Insulet Corp.*	282	80,156
West Pharmaceutical Services, Inc.	288	79,240
Constellation Brands, Inc. — Class A	564	77,809
Quest Diagnostics, Inc.	445	77,221
Centene Corp.*	1,869	76,909
Global Payments, Inc.	948	73,375
Zimmer Biomet Holdings, Inc.	793	71,307
Rollins, Inc.	1,175	70,524
McCormick & Company, Inc.	1,014	69,063
Tyson Foods, Inc. — Class A	1,133	66,416
Hologic, Inc.*	891	66,371
Cooper Companies, Inc.*	796	65,240
Incyte Corp.*	660	65,188
Viatris, Inc.	4,611	57,407
Avery Dennison Corp.	309	56,201
Clorox Co.	488	49,205
Bunge Global S.A.	542	48,281
Universal Health Services, Inc. — Class B	221	48,182
Solventum Corp.*	590	46,752
Revvity, Inc.	454	43,924
J M Smucker Co.	427	41,765
Align Technology, Inc.*	267	41,692
Moderna, Inc.*,1	1,392	41,050
Baxter International, Inc.	2,058	39,328
Charles River Laboratories International, Inc.*	197	39,298
Bio-Techne Corp.	624	36,697
Molina Healthcare, Inc.*	206	35,749
Conagra Brands, Inc.	1,915	33,149
Molson Coors Beverage Co. — Class B	678	31,649
Henry Schein, Inc.*	401	30,308
Hormel Foods Corp.	1,167	27,658
Lamb Weston Holdings, Inc.	558	23,374
The Campbell’s Co.[1]	787	21,934
Brown-Forman Corp. — Class B1	705	18,372
DaVita, Inc.*,1	141	16,019
Total Consumer, Non-cyclical		32,630,624
Consumer, Cyclical - 6.7%
Tesla, Inc.*	11,250	5,059,350
Walmart, Inc.	17,556	1,955,914
Costco Wholesale Corp.	1,774	1,529,791
Home Depot, Inc.	3,985	1,371,239
McDonald’s Corp.	2,851	871,351
TJX Companies, Inc.	4,456	684,486
Lowe’s Companies, Inc.	2,245	541,404
Starbucks Corp.	4,552	383,324
O’Reilly Automotive, Inc.*	3,379	308,199
General Motors Co.	3,735	303,730
NIKE, Inc. — Class B	4,761	303,323
Royal Caribbean Cruises Ltd.	1,015	283,104
Cummins, Inc.	553	282,279
Marriott International, Inc. — Class A	892	276,734
Hilton Worldwide Holdings, Inc.	931	267,430
Carvana Co.*	566	238,863
Ross Stores, Inc.	1,302	234,542
PACCAR, Inc.	2,103	230,300
AutoZone, Inc.*	67	227,231
Ford Motor Co.	15,668	205,564

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 82.4% (continued)
Consumer, Cyclical - 6.7% (continued)
Chipotle Mexican Grill, Inc. — Class A*	5,294	$195,878
Fastenal Co.	4,596	184,437
Delta Air Lines, Inc.	2,597	180,232
Target Corp.	1,819	177,807
WW Grainger, Inc.	175	176,584
Yum! Brands, Inc.	1,112	168,223
DR Horton, Inc.	1,096	157,857
United Airlines Holdings, Inc.*	1,296	144,919
Copart, Inc.*	3,565	139,570
Carnival Corp.	4,347	132,758
Dollar General Corp.	881	116,970
Ulta Beauty, Inc.*	180	108,902
Tractor Supply Co.	2,115	105,771
Tapestry, Inc.	819	104,644
Dollar Tree, Inc.*	759	93,365
PulteGroup, Inc.	780	91,463
Live Nation Entertainment, Inc.*	632	90,060
Lululemon Athletica, Inc.*	432	89,774
Lennar Corp. — Class A	864	88,819
Williams-Sonoma, Inc.	488	87,152
Darden Restaurants, Inc.	466	85,753
Southwest Airlines Co.	2,070	85,553
NVR, Inc.*	11	80,220
Las Vegas Sands Corp.	1,218	79,280
Genuine Parts Co.	557	68,489
Aptiv plc*	865	65,818
Deckers Outdoor Corp.*	583	60,440
TKO Group Holdings, Inc.[1]	265	55,385
Ralph Lauren Corp. — Class A	155	54,809
Best Buy Company, Inc.	782	52,339
Domino’s Pizza, Inc.	124	51,686
Hasbro, Inc.	534	43,788
Norwegian Cruise Line Holdings Ltd.*	1,823	40,689
Wynn Resorts Ltd.	338	40,671
Pool Corp.	131	29,966
MGM Resorts International*	821	29,958
Total Consumer, Cyclical		19,118,187
Industrial - 6.2%
General Electric Co.	4,223	1,300,811
Caterpillar, Inc.	1,874	1,073,558
RTX Corp.	5,368	984,491
GE Vernova, Inc.	1,086	709,777
Boeing Co.*	3,135	680,671
Amphenol Corp. — Class A	4,901	662,321
Union Pacific Corp.	2,375	549,385
Honeywell International, Inc.	2,542	495,919
Eaton Corporation plc	1,555	495,283
Deere & Co.	1,007	468,829
Parker-Hannifin Corp.	505	443,875
Lockheed Martin Corp.	815	394,191
Trane Technologies plc	888	345,610
General Dynamics Corp.	1,015	341,710
3M Co.	2,127	340,533
CRH plc	2,683	334,839
Howmet Aerospace, Inc.	1,610	330,082
Waste Management, Inc.	1,484	326,050
Northrop Grumman Corp.	537	306,203
TransDigm Group, Inc.	225	299,216
Emerson Electric Co.	2,249	298,487
United Parcel Service, Inc. — Class B	2,959	293,503
Johnson Controls International plc	2,447	293,028
CSX Corp.	7,455	270,244
TE Connectivity plc	1,178	268,007
Illinois Tool Works, Inc.	1,057	260,339
Norfolk Southern Corp.	898	259,271
FedEx Corp.	869	251,019
L3Harris Technologies, Inc.	749	219,884
AMETEK, Inc.	922	189,296
Axon Enterprise, Inc.*	316	179,466
Rockwell Automation, Inc.	449	174,692
Republic Services, Inc. — Class A	806	170,815
Carrier Global Corp.	3,169	167,450
Vulcan Materials Co.	529	150,881
Martin Marietta Materials, Inc.	241	150,061
Westinghouse Air Brake Technologies Corp.	684	146,000
Keysight Technologies, Inc.*	688	139,795
Otis Worldwide Corp.	1,560	136,266
Garmin Ltd.	655	132,867
Xylem, Inc.	975	132,775
Comfort Systems USA, Inc.	141	131,594
Old Dominion Freight Line, Inc.	737	115,562
Mettler-Toledo International, Inc.*	82	114,324
Ingersoll Rand, Inc.	1,439	113,998
EMCOR Group, Inc.	179	109,511
Dover Corp.	549	107,187
Veralto Corp.	994	99,181
Jabil, Inc.	428	97,592
Teledyne Technologies, Inc.*	188	96,017
Hubbell, Inc.	213	94,595
Smurfit WestRock plc	2,091	80,859
Expeditors International of Washington, Inc.	537	80,018
Amcor plc	9,242	77,078
CH Robinson Worldwide, Inc.	473	76,040
Trimble, Inc.*	953	74,667
Packaging Corporation of America	358	73,831
Snap-on, Inc.	208	71,677
Fortive Corp.	1,272	70,227
Pentair plc	655	68,212
Jacobs Solutions, Inc.	479	63,448
Lennox International, Inc.	128	62,154
Textron, Inc.	706	61,542
J.B. Hunt Transport Services, Inc.	301	58,496
Ball Corp.	1,073	56,837
Allegion plc	344	54,772
Huntington Ingalls Industries, Inc.	157	53,391
IDEX Corp.	300	53,382
Masco Corp.	832	52,799
Nordson Corp.	214	51,452
Stanley Black & Decker, Inc.	620	46,053
Builders FirstSource, Inc.*	443	45,580
Generac Holdings, Inc.*	235	32,047

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 82.4% (continued)
Industrial - 6.2% (continued)
A O Smith Corp.	454	$30,363
Total Industrial		17,641,986
Energy - 2.4%
Exxon Mobil Corp.	16,883	2,031,700
Chevron Corp.	7,577	1,154,811
ConocoPhillips	4,947	463,089
Williams Companies, Inc.	4,889	293,878
SLB Ltd.	5,981	229,551
EOG Resources, Inc.	2,172	228,082
Kinder Morgan, Inc.	7,838	215,467
Phillips 66	1,613	208,142
Valero Energy Corp.	1,221	198,767
Marathon Petroleum Corp.	1,203	195,644
ONEOK, Inc.	2,519	185,146
Baker Hughes Co.	3,951	179,928
Targa Resources Corp.	859	158,485
Equities Corp.	2,498	133,893
Occidental Petroleum Corp.	2,879	118,384
First Solar, Inc.*	430	112,329
Diamondback Energy, Inc.	746	112,146
Expand Energy Corp.	954	105,283
Halliburton Co.	3,369	95,208
Devon Energy Corp.	2,511	91,978
Coterra Energy, Inc. — Class A	3,048	80,223
Texas Pacific Land Corp.	232	66,635
APA Corp.	1,420	34,733
Total Energy		6,693,502
Utilities - 1.9%
NextEra Energy, Inc.	8,338	669,375
Constellation Energy Corp.	1,250	441,588
Southern Co.	4,408	384,378
Duke Energy Corp.	3,113	364,875
American Electric Power Company, Inc.	2,143	247,109
Sempra	2,613	230,702
Vistra Corp.	1,275	205,696
Dominion Energy, Inc.	3,419	200,319
Exelon Corp.	4,045	176,322
Xcel Energy, Inc.	2,368	174,900
Entergy Corp.	1,788	165,265
Public Service Enterprise Group, Inc.	1,998	160,439
Consolidated Edison, Inc.	1,445	143,517
PG&E Corp.	8,799	141,400
WEC Energy Group, Inc.	1,302	137,309
NRG Energy, Inc.	767	122,137
Ameren Corp.	1,083	108,148
Atmos Energy Corp.[1]	643	107,786
DTE Energy Co.	831	107,182
PPL Corp.[1]	2,962	103,729
American Water Works Company, Inc.	781	101,920
Eversource Energy	1,502	101,130
CenterPoint Energy, Inc.	2,614	100,221
FirstEnergy Corp.	2,081	93,166
Edison International	1,540	92,431
CMS Energy Corp.	1,218	85,175
NiSource, Inc.	1,910	79,762
Alliant Energy Corp.	1,029	66,895
Evergy, Inc.	922	66,836
Pinnacle West Capital Corp.	479	42,487
AES Corp.	2,851	40,883
Total Utilities		5,263,082
Basic Materials - 1.1%
Linde plc	1,869	796,923
Newmont Corp.	4,369	436,244
Sherwin-Williams Co.	923	299,080
Freeport-McMoRan, Inc.	5,749	291,992
Ecolab, Inc.	1,021	268,033
Air Products and Chemicals, Inc.	891	220,095
Nucor Corp.	916	149,409
Steel Dynamics, Inc.	550	93,197
PPG Industries, Inc.	898	92,009
International Paper Co.	2,114	83,271
International Flavors & Fragrances, Inc.	1,025	69,075
Qnity Electronics, Inc.	838	68,423
DuPont de Nemours, Inc.	1,677	67,415
Albemarle Corp.	471	66,618
Dow, Inc.	2,846	66,540
CF Industries Holdings, Inc.	624	48,260
LyondellBasell Industries N.V. — Class A	1,031	44,642
Mosaic Co.	1,271	30,618
Total Basic Materials		3,191,844
Total Common Stocks
(Cost $139,815,277)		233,955,973

	Face Amount
U.S. TREASURY BILLS†† - 8.1%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$11,192,000	11,169,906
3.51% due 03/19/26[3,4]	7,500,000	7,444,162
3.69% due 02/24/26[3,4]	4,500,000	4,476,592
Total U.S. Treasury Bills
(Cost $23,086,471)		23,090,660

FEDERAL AGENCY DISCOUNT NOTES†† - 1.8%
Federal Home Loan Bank
3.50% due 01/02/26[3]	5,000,000	4,999,514
Total Federal Agency Discount Notes
(Cost $4,999,514)		4,999,514

REPURCHASE AGREEMENTS††,5 - 5.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	7,867,839	7,867,839
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	7,867,839	7,867,839
Total Repurchase Agreements
(Cost $15,735,678)		15,735,678
Total Investments - 97.9%
(Cost $183,636,940)		$277,781,825
Other Assets & Liabilities, net - 2.1%		6,064,709
Total Net Assets - 100.0%		$283,846,534

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	653	Mar 2026	$225,015,638	$(583,738)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	6,502	$44,506,384	$1,368,675
BNP Paribas	S&P 500 Index	Pay	4.49% (Federal Funds Rate + 0.85%)	At Maturity	01/22/26	3,258	22,303,616	616,145
Goldman Sachs International	S&P 500 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	6,207	42,488,979	433,235
							$109,298,979	$2,418,055

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$233,955,973	$—	$—	$233,955,973
U.S. Treasury Bills	—	23,090,660	—	23,090,660
Federal Agency Discount Notes	—	4,999,514	—	4,999,514
Repurchase Agreements	—	15,735,678	—	15,735,678
Equity Index Swap Agreements**	—	2,418,055	—	2,418,055
Total Assets	$233,955,973	$46,243,907	$—	$280,199,880

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$583,738	$—	$—	$583,738

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 8.6%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	$423,000	$422,165
3.51% due 03/19/26[2,3]	300,000	297,766
Total U.S. Treasury Bills
(Cost $719,835)		719,931

FEDERAL AGENCY NOTES†† - 5.9%
Federal Home Loan Bank
3.71% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	500,000	499,998
Total Federal Agency Notes
(Cost $500,000)		499,998

REPURCHASE AGREEMENTS††,4 - 85.4%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	3,599,094	3,599,094
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	3,599,094	3,599,094
Total Repurchase Agreements
(Cost $7,198,188)		7,198,188
Total Investments - 99.9%
(Cost $8,418,023)		$8,418,117
Other Assets & Liabilities, net - 0.1%		7,037
Total Net Assets - 100.0%		$8,425,154

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	18	Mar 2026	$6,202,575	$62,902

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	4.09% (Federal Funds Rate + 0.45%)	At Maturity	01/22/26	673	$4,608,565	$43,282
Barclays Bank plc	S&P 500 Index	Receive	4.31% (SOFR + 0.60%)	At Maturity	01/22/26	554	3,789,834	35,215
Goldman Sachs International	S&P 500 Index	Receive	4.29% (Federal Funds Rate + 0.65%)	At Maturity	01/21/26	328	2,248,569	21,770
							$10,646,968	$100,267

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$719,931	$—	$719,931
Federal Agency Notes	—	499,998	—	499,998
Repurchase Agreements	—	7,198,188	—	7,198,188
Equity Futures Contracts**	62,902	—	—	62,902
Equity Index Swap Agreements**	—	100,267	—	100,267
Total Assets	$62,902	$8,518,384	$—	$8,581,286

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc. 3.81% Due 01/02/26	$42,267,924	$42,276,870	U.S. Treasury Inflation Indexed Bonds 1.13% - 3.63% Due 4/15/28 - 10/15/30	$43,595,431	$43,109,916
			U.S. Treasury Note 3.88% Due 12/31/32	3,200	3,196
			U.S. Treasury Strip 0.00% Due 02/15/37	279	170
				43,598,910	43,113,282

J.P. Morgan Securities LLC 3.82% Due 01/02/26	42,267,923	42,276,894	U.S. Treasury Note 4.50% Due 04/15/27	42,187,700	43,113,350

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, the Bank of New York Mellon Corp. ("BNY") acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds may also receive non-cash collateral in the form of securities issued or guaranteed by the U.S. Government. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2025, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received[a]	Net	Cash Collateral Received and Invested	Non-Cash Collateral Received, at Value	Total Collateral Received
Russell 2000® 2x Strategy Fund	$745,529	$745,529	$-	$88,140	$661,905	$750,045
S&P 500® 2x Strategy Fund	255,271	255,271	-	-	260,444	260,444

[a]	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder's basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder's basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At December 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$35,566,511	$13,416,994	$(305,749)	$13,111,245
Inverse Dow 2x Strategy Fund	2,429,305	33,997	(23,930)	10,067
NASDAQ-100® 2x Strategy Fund	1,066,146,717	401,765,534	(8,113,514)	393,652,020
Inverse NASDAQ-100® 2x Strategy Fund	9,785,354	80,273	(47,098)	33,175
Russell 2000® 2x Strategy Fund	45,237,556	5,009,112	(2,296,966)	2,712,146
Inverse Russell 2000® 2x Strategy Fund	2,955,182	155,322	(32,870)	122,452
S&P 500® 2x Strategy Fund	216,591,969	63,713,176	(689,003)	63,024,173
Inverse S&P 500® 2x Strategy Fund	8,418,023	163,265	(2)	163,263

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.